American United Life Insurance Company

AUL American Individual Unit Trust (Old IVA)

Financial Statement

December 31, 2020

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate accounts including the Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Cumulative Net Assets and Financial Highlights. The following is a list of the Funds

Alger Small Cap Growth Portfolio I-2 Class 04-515
Alger Large Cap Growth Portfolio I-2 Class 04-500
AB VPS International Value Portfolio I-2 Class 04-377
AB VPS Small Mid Cap Value Portfolio A Class 04-378
AB VPS International Growth Portfolio A Class 03-376
American VP Income & Growth Fund I Class 04-425
American Century VP International Fund I Class 04-420
American Century VP UltraFund I Class 04-122
American Century VP Mid Cap Value Fund II Class 04-397
American Century VP Capital Appreciation Fund I Class 04-410
Calvert VP SRI Mid Cap Growth Portfolio 04-520
Columbia Variable Portfolio-Small Cap Value Fund I Class 04-382
Columbia Variable Portfolio US Govt Mortgage Fund I Class 04-384
BNY Mellon Investment Portfolio, Small Cap Stock Index Port Ser 04-646
BNY Mellon Variable Investment Fund, Appreciation Portfolio 04-645
BNY Mellon Investment Portfolios, Tech Growth Portfolio Service Class 04-650
Fidelity VIP ContraFund Portfolio Initial Class 04-245
Fidelity VIP Equity-Income Portfolio Initial Class 04-205
Fidelity VIP Freedom 2005 Portfolio Initial Class 04-163
Fidelity VIP Freedom 2010 Portfolio Initial Class 04-162
Fidelity VIP Freedom 2015 Portfolio Initial Class 04-161
Fidelity VIP Freedom 2020 Portfolio Initial Class 04-159
Fidelity VIP Freedom 2025 Portfolio Initial Class 04-158
Fidelity VIP Freedom 2030 Portfolio Initial Class 04-157
Fidelity VIP Freedom Income Portfolio Initial CLASS 04-164
Fidelity VIP Growth Portfolio Initial Class 04-210
Fidelity VIP High Income Portfolio Initial Class 04-215
Fidelity VIP Index 500 Portfolio Initial Class 04-225
Fidelity VIP Overseas Portfolio Initial Class 04-220
Fidelity VIP Mid Cap Portfolio Service 2 Class 04-941
Fidelity VIP Asset Manager Portfolio Initial Class 04-230
Franklin Allocation VIP Fund I Class 04-908

Contents of Statement of Additional Information

Templeton Foreign VIP Fund 2 Class 04-909
Franklin Small Cap Value VIP Fund 1 Class 04-906
Templeton Global Bond VIP Fund 1 Class 04-907
Goldman Sachs VIT Government Money Market Fund Service Class 04-CGK
Invesco V.I. Core Equity Fund Series II Class 04-826
Invesco V.I. International Growth Fund Series II Class 04-827
Invesco V.I. Diversified Dividend Fund Series I Class 04-861
Invesco V.I. Health Care Fund Series I Class 04-815
Invesco V.I. Global real estate Fund Series I Class 04-825
Invesco V.I. High Yield Fund Series I Class 04-830
Invesco V.I. managed volatility Fund Series I Class 04-820
Janus Henderson Flexible Bond Portfolio Institutional Class 04-607
Janus Henderson Forty Portfolio Institutional Class 04-602
Janus Henderson Global Research Portfolio Institutional Class 04-606
Janus Henderson Overseas Portfolio Service Class 04-609
Janus Henderson Mid Cap Value Portfolio Service Class 04-259
Janus Henderson Balanced Portfolio Service Class 04-611
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class 04-870
Neuberger Berman Short Duration Bond Portfolio I Class 04-875
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class 04-866
Pioneer Equity Income VCT Portfolio I Class 04-CPF
Pioneer Fund VCT Portfolio I Class 04-596
Pioneer Select Mid Cap Growth VCT Portfolio I Class 04-597
Pioneer Equity Income VCT Portfolio II Class 04-598
Pioneer Bond VCT Portfolio I Class 04-CPG
Royce Capital Small-Cap Portfolio Investor Class 04-750
T. Rowe Price Equity Income Portfolio 04-580
T. Rowe Price Limited-Term Bond Portfolio 04-585
T. Rowe Price Blue Chip Growth Portfolio 04-124
Timothy Plan Strategic Growth Variable 04-127
Timothy Plan Conservative Growth Variable 04-126
Vanguard VIF Mid-Cap Index Portfolio 04-118
Vanguard VIF Small Company Growth Portfolio 04-119
Vanguard VIF Total Bond Market Index Portfolio 04-121
Vanguard VIF Diversified Value Portfolio 04-190
Notes to Financial Statements
Report of Independent Auditors on Statutory Financial Statements & Supplemental Schedules
Report of Independent Registered Public Accounting Firm
Statement of Additional Information for IVA

Contents of Statement of Additional Information

AUL American Individual Unit Trust
Alger Small Cap Growth Portfolio I-2 Class - 04-515
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$272,285	$174,754	6,080
Receivables: investments sold	-
Payables: investments purchased	(9)
Cumulative net assets	$272,276

	Net Assets	Units Outstanding	Accumulation Unit Value
	$272,276	8,895	$30.61

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,269
Mortality & expense charges	(2,503)
Net investment income (loss)	(234)

Gain (loss) on investments:
Net realized gain (loss)	7,395
Realized gain distributions	15,229
Net change in unrealized appreciation (depreciation)	80,152
Net gain (loss)	102,776

Increase (decrease) in net assets from operations	$102,542

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(234)	$(1,948)
Net realized gain (loss)	7,395	1,550
Realized gain distributions	15,229	8,425
Net change in unrealized appreciation (depreciation)	80,152	27,366

Increase (decrease) in net assets from operations	102,542	35,393

Contract owner transactions:
Proceeds from units sold	36,316	18,298
Cost of units redeemed	(25,495)	(21,307)
Account charges	(121)	(100)
Increase (decrease)	10,700	(3,109)
Net increase (decrease)	113,242	32,284
Net assets, beginning	159,034	126,750
Net assets, ending	$272,276	$159,034

Units sold	1,671	1,017
Units redeemed	(1,353)	(1,171)
Net increase (decrease)	318	(154)
Units outstanding, beginning	8,577	8,731
Units outstanding, ending	8,895	8,577

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$985,467
Cost of units redeemed/account charges	(1,005,008)
Net investment income (loss)	(40,439)
Net realized gain (loss)	54,672
Realized gain distributions	180,053
Net change in unrealized appreciation (depreciation)	97,531
Net assets	$272,276

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$30.61	9	$272	1.25%	65.1%
12/31/2019	18.54	9	159	1.25%	27.7%
12/31/2018	14.52	9	127	1.25%	0.2%
12/31/2017	14.49	9	134	1.25%	27.1%
12/31/2016	11.40	11	123	1.25%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Alger Large Cap Growth Portfolio I-2 Class - 04-500
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,151,778	$4,042,887	76,560
Receivables: investments sold	-
Payables: investments purchased	(238)
Cumulative net assets	$7,151,540

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,151,540	136,387	$52.44

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,165
Mortality & expense charges	(70,351)
Net investment income (loss)	(60,186)

Gain (loss) on investments:
Net realized gain (loss)	261,682
Realized gain distributions	908,878
Net change in unrealized appreciation (depreciation)	1,784,406
Net gain (loss)	2,954,966

Increase (decrease) in net assets from operations	$2,894,780

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(60,186)	$(59,003)
Net realized gain (loss)	261,682	147,173
Realized gain distributions	908,878	90,304
Net change in unrealized appreciation (depreciation)	1,784,406	893,945

Increase (decrease) in net assets from operations	2,894,780	1,072,419

Contract owner transactions:
Proceeds from units sold	29,101	72,255
Cost of units redeemed	(638,807)	(529,846)
Account charges	(4,370)	(4,390)
Increase (decrease)	(614,076)	(461,981)
Net increase (decrease)	2,280,704	610,438
Net assets, beginning	4,870,836	4,260,398
Net assets, ending	$7,151,540	$4,870,836

Units sold	1,134	2,733
Units redeemed	(17,979)	(18,172)
Net increase (decrease)	(16,845)	(15,439)
Units outstanding, beginning	153,232	168,671
Units outstanding, ending	136,387	153,232

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$63,644,386
Cost of units redeemed/account charges	(69,958,886)
Net investment income (loss)	15,122,537
Net realized gain (loss)	(8,528,192)
Realized gain distributions	3,762,804
Net change in unrealized appreciation (depreciation)	3,108,891
Net assets	$7,151,540

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$52.44	136	$7,152	1.25%	65.0%
12/31/2019	31.79	153	4,871	1.25%	25.8%
12/31/2018	25.26	169	4,260	1.25%	0.9%
12/31/2017	25.03	183	4,592	1.25%	26.9%
12/31/2016	19.72	236	4,649	1.25%	-2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
AB VPS International Value Portfolio A Class - 04-377
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,611	$2,389	180
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,611

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,611	707	$3.69

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$43
Mortality & expense charges	(30)
Net investment income (loss)	13

Gain (loss) on investments:
Net realized gain (loss)	(520)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	225
Net gain (loss)	(295)

Increase (decrease) in net assets from operations	$(282)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$13	$(38)
Net realized gain (loss)	(520)	(91)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	225	911

Increase (decrease) in net assets from operations	(282)	782

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(708)	(2,646)
Account charges	(2)	(3)
Increase (decrease)	(710)	(2,649)
Net increase (decrease)	(992)	(1,867)
Net assets, beginning	3,603	5,470
Net assets, ending	$2,611	$3,603

Units sold	279	-
Units redeemed	(560)	(747)
Net increase (decrease)	(281)	(747)
Units outstanding, beginning	988	1,735
Units outstanding, ending	707	988

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$82,588
Cost of units redeemed/account charges	(82,520)
Net investment income (loss)	3,337
Net realized gain (loss)	(1,016)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	222
Net assets	$2,611

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$3.69	1	$3	1.25%	1.2%
12/31/2019	3.65	1	4	1.25%	15.7%
12/31/2018	3.15	2	5	1.25%	-23.8%
12/31/2017	4.14	3	11	1.25%	23.9%
12/31/2016	3.34	3	12	1.25%	-1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	0.7%
2018	1.3%
2017	2.0%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
AB VPS Small Mid Cap Value Portfolio A Class - 04-378
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$23,679	$22,426	1,361
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$23,679

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,679	2,066	$11.46

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$804
Mortality & expense charges	(774)
Net investment income (loss)	30

Gain (loss) on investments:
Net realized gain (loss)	(12,992)
Realized gain distributions	3,680
Net change in unrealized appreciation (depreciation)	300
Net gain (loss)	(9,012)

Increase (decrease) in net assets from operations	$(8,982)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$30	$(1,018)
Net realized gain (loss)	(12,992)	(13,959)
Realized gain distributions	3,680	22,915
Net change in unrealized appreciation (depreciation)	300	18,111

Increase (decrease) in net assets from operations	(8,982)	26,049

Contract owner transactions:
Proceeds from units sold	1,534	2,170
Cost of units redeemed	(61,158)	(124,206)
Account charges	(13)	(19)
Increase (decrease)	(59,637)	(122,055)
Net increase (decrease)	(68,619)	(96,006)
Net assets, beginning	92,298	188,304
Net assets, ending	$23,679	$92,298

Units sold	337	205
Units redeemed	(6,494)	(11,879)
Net increase (decrease)	(6,157)	(11,674)
Units outstanding, beginning	8,223	19,897
Units outstanding, ending	2,066	8,223

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$347,416
Cost of units redeemed/account charges	(453,381)
Net investment income (loss)	(11,395)
Net realized gain (loss)	(647)
Realized gain distributions	140,433
Net change in unrealized appreciation (depreciation)	1,253
Net assets	$23,679

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.46	2	$24	1.25%	2.1%
12/31/2019	11.22	8	92	1.25%	18.6%
12/31/2018	9.46	20	188	1.25%	-16.1%
12/31/2017	11.28	21	239	1.25%	11.7%
12/31/2016	10.09	23	229	1.25%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	0.9%
2018	0.5%
2017	0.4%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
AB VPS International Growth Portfolio A Class - 04-376 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$6.58

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$48,893
Cost of units redeemed/account charges	(53,190)
Net investment income (loss)	330
Net realized gain (loss)	3,967
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.58	0	$0	1.25%	28.3%
12/31/2019	5.13	0	0	1.25%	25.9%
12/31/2018	4.07	0	0	1.25%	-18.4%
12/31/2017	4.99	0	0	1.25%	33.4%
12/31/2016	3.74	0	0	1.25%	-8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
American Century VP Income & Growth Fund I Class - 04-425
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$274,730	$233,037	26,723
Receivables: investments sold	-
Payables: investments purchased	(9)
Cumulative net assets	$274,721

	Net Assets	Units Outstanding	Accumulation Unit Value
	$274,721	19,822	$13.86

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,309
Mortality & expense charges	(2,133)
Net investment income (loss)	1,176

Gain (loss) on investments:
Net realized gain (loss)	1,704
Realized gain distributions	7,322
Net change in unrealized appreciation (depreciation)	10,607
Net gain (loss)	19,633

Increase (decrease) in net assets from operations	$20,809

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,176	$1,297
Net realized gain (loss)	1,704	5,105
Realized gain distributions	7,322	14,380
Net change in unrealized appreciation (depreciation)	10,607	11,588

Increase (decrease) in net assets from operations	20,809	32,370

Contract owner transactions:
Proceeds from units sold	111,512	180
Cost of units redeemed	(15,693)	(29,130)
Account charges	(125)	(152)
Increase (decrease)	95,694	(29,102)
Net increase (decrease)	116,503	3,268
Net assets, beginning	158,218	154,950
Net assets, ending	$274,721	$158,218

Units sold	8,578	16
Units redeemed	(1,362)	(2,522)
Net increase (decrease)	7,216	(2,506)
Units outstanding, beginning	12,606	15,112
Units outstanding, ending	19,822	12,606

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$953,340
Cost of units redeemed/account charges	(815,431)
Net investment income (loss)	28,767
Net realized gain (loss)	(35,076)
Realized gain distributions	101,428
Net change in unrealized appreciation (depreciation)	41,693
Net assets	$274,721

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.86	20	$275	1.25%	10.4%
12/31/2019	12.55	13	158	1.25%	22.4%
12/31/2018	10.25	15	155	1.25%	-8.0%
12/31/2017	11.15	15	165	1.25%	19.0%
12/31/2016	9.37	15	143	1.25%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	2.1%
2018	2.0%
2017	2.4%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
American Century VP International Fund I Class - 04-420
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$944,677	$622,379	66,996
Receivables: investments sold	-
Payables: investments purchased	(26)
Cumulative net assets	$944,651

	Net Assets	Units Outstanding	Accumulation Unit Value
	$944,651	45,979	$20.55

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,772
Mortality & expense charges	(10,113)
Net investment income (loss)	(6,341)

Gain (loss) on investments:
Net realized gain (loss)	9,954
Realized gain distributions	11,376
Net change in unrealized appreciation (depreciation)	139,893
Net gain (loss)	161,223

Increase (decrease) in net assets from operations	$154,882

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,341)	$(2,722)
Net realized gain (loss)	9,954	62
Realized gain distributions	11,376	49,377
Net change in unrealized appreciation (depreciation)	139,893	168,551

Increase (decrease) in net assets from operations	154,882	215,268

Contract owner transactions:
Proceeds from units sold	101,139	15,288
Cost of units redeemed	(240,490)	(140,412)
Account charges	(569)	(606)
Increase (decrease)	(139,920)	(125,730)
Net increase (decrease)	14,962	89,538
Net assets, beginning	929,689	840,151
Net assets, ending	$944,651	$929,689

Units sold	5,534	1,066
Units redeemed	(15,809)	(9,285)
Net increase (decrease)	(10,275)	(8,219)
Units outstanding, beginning	56,254	64,473
Units outstanding, ending	45,979	56,254

* Date of Fund Inception into Variable Account: 11 /10 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$17,233,915
Cost of units redeemed/account charges	(16,724,889)
Net investment income (loss)	665,304
Net realized gain (loss)	(1,021,804)
Realized gain distributions	469,827
Net change in unrealized appreciation (depreciation)	322,298
Net assets	$944,651

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.55	46	$945	1.25%	24.3%
12/31/2019	16.53	56	930	1.25%	26.8%
12/31/2018	13.03	64	840	1.25%	-16.3%
12/31/2017	15.57	80	1,250	1.25%	29.6%
12/31/2016	12.01	102	1,227	1.25%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.9%
2018	1.5%
2017	0.9%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
American Century VP Ultra Fund I Class - 04-122
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$39,794	$26,219	1,448
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$39,793

	Net Assets	Units Outstanding	Accumulation Unit Value
	$39,793	1,579	$25.21

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(405)
Net investment income (loss)	(405)

Gain (loss) on investments:
Net realized gain (loss)	742
Realized gain distributions	2,904
Net change in unrealized appreciation (depreciation)	10,114
Net gain (loss)	13,760

Increase (decrease) in net assets from operations	$13,355

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(405)	$(323)
Net realized gain (loss)	742	78
Realized gain distributions	2,904	2,813
Net change in unrealized appreciation (depreciation)	10,114	4,004

Increase (decrease) in net assets from operations	13,355	6,572

Contract owner transactions:
Proceeds from units sold	1	7,512
Cost of units redeemed	(1,808)	(2,160)
Account charges	(15)	(11)
Increase (decrease)	(1,822)	5,341
Net increase (decrease)	11,533	11,913
Net assets, beginning	28,260	16,347
Net assets, ending	$39,793	$28,260

Units sold	-	512
Units redeemed	(80)	(128)
Net increase (decrease)	(80)	384
Units outstanding, beginning	1,659	1,275
Units outstanding, ending	1,579	1,659

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$41,408
Cost of units redeemed/account charges	(28,723)
Net investment income (loss)	(1,911)
Net realized gain (loss)	5,235
Realized gain distributions	10,209
Net change in unrealized appreciation (depreciation)	13,575
Net assets	$39,793

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$25.21	2	$40	1.25%	48.0%
12/31/2019	17.03	2	28	1.25%	32.9%
12/31/2018	12.82	1	16	1.25%	-0.5%
12/31/2017	12.88	1	17	1.25%	30.6%
12/31/2016	9.86	0	1	1.25%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.3%
2017	0.1%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
American Century VP Mid Cap Value Fund II Class - 04-397
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$37,690	$37,687	1,832
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$37,689

	Net Assets	Units Outstanding	Accumulation Unit Value
	$37,689	2,093	$18.01

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$569
Mortality & expense charges	(432)
Net investment income (loss)	137

Gain (loss) on investments:
Net realized gain (loss)	(669)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(82)
Net gain (loss)	(751)

Increase (decrease) in net assets from operations	$(614)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$137	$291
Net realized gain (loss)	(669)	(1,744)
Realized gain distributions	-	4,861
Net change in unrealized appreciation (depreciation)	(82)	6,447

Increase (decrease) in net assets from operations	(614)	9,855

Contract owner transactions:
Proceeds from units sold	249	2,347
Cost of units redeemed	(3,340)	(11,975)
Account charges	(25)	(30)
Increase (decrease)	(3,116)	(9,658)
Net increase (decrease)	(3,730)	197
Net assets, beginning	41,419	41,222
Net assets, ending	$37,689	$41,419

Units sold	17	133
Units redeemed	(221)	(748)
Net increase (decrease)	(204)	(615)
Units outstanding, beginning	2,297	2,912
Units outstanding, ending	2,093	2,297

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$259,850
Cost of units redeemed/account charges	(260,925)
Net investment income (loss)	1,000
Net realized gain (loss)	17,403
Realized gain distributions	20,358
Net change in unrealized appreciation (depreciation)	3
Net assets	$37,689

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$18.01	2	$38	1.25%	-0.1%
12/31/2019	18.03	2	41	1.25%	27.4%
12/31/2018	14.16	3	41	1.25%	-14.0%
12/31/2017	16.47	5	88	1.25%	10.1%
12/31/2016	14.96	10	155	1.25%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	2.0%
2018	1.3%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
American Century VP Capital Appreciation Fund I Class - 04-410
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$504,152	$345,269	26,161
Receivables: investments sold	-
Payables: investments purchased	(17)
Cumulative net assets	$504,135

	Net Assets	Units Outstanding	Accumulation Unit Value
	$504,135	12,230	$41.22

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,985)
Net investment income (loss)	(4,985)

Gain (loss) on investments:
Net realized gain (loss)	1,353
Realized gain distributions	43,270
Net change in unrealized appreciation (depreciation)	107,064
Net gain (loss)	151,687

Increase (decrease) in net assets from operations	$146,702

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,985)	$(4,491)
Net realized gain (loss)	1,353	(14)
Realized gain distributions	43,270	60,975
Net change in unrealized appreciation (depreciation)	107,064	44,905

Increase (decrease) in net assets from operations	146,702	101,375

Contract owner transactions:
Proceeds from units sold	1,717	3,457
Cost of units redeemed	(25,182)	(29,304)
Account charges	(292)	(300)
Increase (decrease)	(23,757)	(26,147)
Net increase (decrease)	122,945	75,228
Net assets, beginning	381,190	305,962
Net assets, ending	$504,135	$381,190

Units sold	54	123
Units redeemed	(834)	(1,094)
Net increase (decrease)	(780)	(971)
Units outstanding, beginning	13,010	13,981
Units outstanding, ending	12,230	13,010

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$6,380,288
Cost of units redeemed/account charges	(6,898,203)
Net investment income (loss)	632,001
Net realized gain (loss)	(222,961)
Realized gain distributions	454,127
Net change in unrealized appreciation (depreciation)	158,883
Net assets	$504,135

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$41.22	12	$504	1.25%	40.7%
12/31/2019	29.30	13	381	1.25%	33.9%
12/31/2018	21.88	14	306	1.25%	-6.4%
12/31/2017	23.38	16	369	1.25%	20.3%
12/31/2016	19.43	18	353	1.25%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Calvert VP SRI Mid Cap Growth Portfolio - 04-520
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$491,939	$460,585	14,425
Receivables: investments sold	-
Payables: investments purchased	(46)
Cumulative net assets	$491,893

	Net Assets	Units Outstanding	Accumulation Unit Value
	$491,893	16,447	$29.91

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,890
Mortality & expense charges	(5,399)
Net investment income (loss)	(3,509)

Gain (loss) on investments:
Net realized gain (loss)	(383)
Realized gain distributions	31,699
Net change in unrealized appreciation (depreciation)	19,417
Net gain (loss)	50,733

Increase (decrease) in net assets from operations	$47,224

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,509)	$(3,697)
Net realized gain (loss)	(383)	(340)
Realized gain distributions	31,699	38,251
Net change in unrealized appreciation (depreciation)	19,417	82,457

Increase (decrease) in net assets from operations	47,224	116,671

Contract owner transactions:
Proceeds from units sold	2,251	872
Cost of units redeemed	(37,394)	(41,229)
Account charges	(557)	(623)
Increase (decrease)	(35,700)	(40,980)
Net increase (decrease)	11,524	75,691
Net assets, beginning	480,369	404,678
Net assets, ending	$491,893	$480,369

Units sold	86	35
Units redeemed	(1,444)	(1,689)
Net increase (decrease)	(1,358)	(1,654)
Units outstanding, beginning	17,805	19,459
Units outstanding, ending	16,447	17,805

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$7,719,273
Cost of units redeemed/account charges	(8,777,838)
Net investment income (loss)	1,028,566
Net realized gain (loss)	(228,738)
Realized gain distributions	719,276
Net change in unrealized appreciation (depreciation)	31,354
Net assets	$491,893

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$29.91	16	$492	1.25%	10.9%
12/31/2019	26.98	18	480	1.25%	29.7%
12/31/2018	20.80	19	405	1.25%	-5.6%
12/31/2017	22.04	32	706	1.25%	10.3%
12/31/2016	19.98	38	754	1.25%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	0.5%
2018	0.4%
2017	0.7%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$23,392	$20,438	1,446
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$23,392

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,392	2,062	$11.35

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$115
Mortality & expense charges	(243)
Net investment income (loss)	(128)

Gain (loss) on investments:
Net realized gain (loss)	(1,382)
Realized gain distributions	796
Net change in unrealized appreciation (depreciation)	845
Net gain (loss)	259

Increase (decrease) in net assets from operations	$131

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(128)	$(137)
Net realized gain (loss)	(1,382)	(69)
Realized gain distributions	796	640
Net change in unrealized appreciation (depreciation)	845	3,362

Increase (decrease) in net assets from operations	131	3,796

Contract owner transactions:
Proceeds from units sold	1	17,183
Cost of units redeemed	(3,951)	(322)
Account charges	(7)	(10)
Increase (decrease)	(3,957)	16,851
Net increase (decrease)	(3,826)	20,647
Net assets, beginning	27,218	6,571
Net assets, ending	$23,392	$27,218

Units sold	278	1,866
Units redeemed	(794)	(34)
Net increase (decrease)	(516)	1,832
Units outstanding, beginning	2,578	746
Units outstanding, ending	2,062	2,578

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$95,970
Cost of units redeemed/account charges	(112,099)
Net investment income (loss)	(1,531)
Net realized gain (loss)	19,108
Realized gain distributions	18,990
Net change in unrealized appreciation (depreciation)	2,954
Net assets	$23,392

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.35	2	$23	1.25%	7.4%
12/31/2019	10.56	3	27	1.25%	19.8%
12/31/2018	8.81	1	7	1.25%	-19.0%
12/31/2017	10.88	1	14	1.25%	12.9%
12/31/2016	9.64	4	37	1.25%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.5%
2019	0.2%
2018	0.3%
2017	0.5%
2016	0.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Columbia Variable Portfolio-US Govt Mortgage Fund 1 Class - 04-384 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.81

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$110,828
Cost of units redeemed/account charges	(110,634)
Net investment income (loss)	(501)
Net realized gain (loss)	305
Realized gain distributions	2
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.81	0	$0	1.25%	3.8%
12/31/2019	5.60	0	0	1.25%	5.4%
12/31/2018	5.31	0	0	1.25%	0.6%
12/31/2017	5.28	0	0	1.25%	2.1%
12/31/2016	5.18	0	0	1.25%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,914	$2,615	152
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,914

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,914	143	$20.43

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$24
Mortality & expense charges	(28)
Net investment income (loss)	(4)

Gain (loss) on investments:
Net realized gain (loss)	66
Realized gain distributions	140
Net change in unrealized appreciation (depreciation)	42
Net gain (loss)	248

Increase (decrease) in net assets from operations	$244

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4)	$(28)
Net realized gain (loss)	66	74
Realized gain distributions	140	678
Net change in unrealized appreciation (depreciation)	42	593

Increase (decrease) in net assets from operations	244	1,317

Contract owner transactions:
Proceeds from units sold	-	640
Cost of units redeemed	-	(6,554)
Account charges	(4)	(7)
Increase (decrease)	(4)	(5,921)
Net increase (decrease)	240	(4,604)
Net assets, beginning	2,674	7,278
Net assets, ending	$2,914	$2,674

Units sold	-	36
Units redeemed	-	(363)
Net increase (decrease)	-	(327)
Units outstanding, beginning	143	470
Units outstanding, ending	143	143

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$197,901
Cost of units redeemed/account charges	(220,207)
Net investment income (loss)	(1,156)
Net realized gain (loss)	8,299
Realized gain distributions	17,778
Net change in unrealized appreciation (depreciation)	299
Net assets	$2,914

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$20.43	0	$3	1.25%	9.3%
12/31/2019	18.70	0	3	1.25%	20.7%
12/31/2018	15.49	0	7	1.25%	-10.1%
12/31/2017	17.24	1	19	1.25%	11.0%
12/31/2016	15.53	0	5	1.25%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.9%
2019	1.4%
2018	0.5%
2017	0.3%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$17.08

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$708
Mortality & expense charges	(1,387)
Net investment income (loss)	(679)

Gain (loss) on investments:
Net realized gain (loss)	20,436
Realized gain distributions	11,945
Net change in unrealized appreciation (depreciation)	(9,240)
Net gain (loss)	23,141

Increase (decrease) in net assets from operations	$22,462

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(679)	$(414)
Net realized gain (loss)	20,436	(456)
Realized gain distributions	11,945	14,380
Net change in unrealized appreciation (depreciation)	(9,240)	23,457

Increase (decrease) in net assets from operations	22,462	36,967

Contract owner transactions:
Proceeds from units sold	224	-
Cost of units redeemed	(164,424)	(5,675)
Account charges	-	-
Increase (decrease)	(164,200)	(5,675)
Net increase (decrease)	(141,738)	31,292
Net assets, beginning	141,738	110,446
Net assets, ending	$-	$141,738

Units sold	14	-
Units redeemed	(10,123)	(454)
Net increase (decrease)	(10,109)	(454)
Units outstanding, beginning	10,109	10,563
Units outstanding, ending	-	10,109

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$232,744
Cost of units redeemed/account charges	(349,734)
Net investment income (loss)	2,438
Net realized gain (loss)	32,004
Realized gain distributions	82,548
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.08	0	$0	1.25%	21.8%
12/31/2019	14.02	10	142	1.25%	34.1%
12/31/2018	10.46	11	110	1.25%	-8.3%
12/31/2017	11.40	11	126	1.25%	25.4%
12/31/2016	9.09	12	105	1.25%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.9%
2018	1.1%
2017	1.1%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$674,211	$420,205	19,858
Receivables: investments sold	-
Payables: investments purchased	(23)
Cumulative net assets	$674,188

	Net Assets	Units Outstanding	Accumulation Unit Value
	$674,188	20,193	$33.39

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$356
Mortality & expense charges	(6,573)
Net investment income (loss)	(6,217)

Gain (loss) on investments:
Net realized gain (loss)	8,688
Realized gain distributions	57,095
Net change in unrealized appreciation (depreciation)	221,195
Net gain (loss)	286,978

Increase (decrease) in net assets from operations	$280,761

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(6,217)	$(5,240)
Net realized gain (loss)	8,688	1,779
Realized gain distributions	57,095	50,485
Net change in unrealized appreciation (depreciation)	221,195	40,340

Increase (decrease) in net assets from operations	280,761	87,364

Contract owner transactions:
Proceeds from units sold	6,808	3,570
Cost of units redeemed	(41,735)	(29,245)
Account charges	(59)	(97)
Increase (decrease)	(34,986)	(25,772)
Net increase (decrease)	245,775	61,592
Net assets, beginning	428,413	366,821
Net assets, ending	$674,188	$428,413

Units sold	281	191
Units redeemed	(1,577)	(1,509)
Net increase (decrease)	(1,296)	(1,318)
Units outstanding, beginning	21,489	22,807
Units outstanding, ending	20,193	21,489

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,404,636
Cost of units redeemed/account charges	(1,375,137)
Net investment income (loss)	(33,948)
Net realized gain (loss)	261,405
Realized gain distributions	163,226
Net change in unrealized appreciation (depreciation)	254,006
Net assets	$674,188

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$33.39	20	$674	1.25%	67.5%
12/31/2019	19.94	21	428	1.25%	24.0%
12/31/2018	16.08	23	367	1.25%	-2.5%
12/31/2017	16.50	13	210	1.25%	40.6%
12/31/2016	11.73	9	108	1.25%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Contrafund Portfolio Initial Class - 04-245
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$6,675,144	$4,050,352	138,570
Receivables: investments sold	-
Payables: investments purchased	(220)
Cumulative net assets	$6,674,924

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,674,924	113,075	$59.03

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$15,483
Mortality & expense charges	(78,139)
Net investment income (loss)	(62,656)

Gain (loss) on investments:
Net realized gain (loss)	329,578
Realized gain distributions	33,681
Net change in unrealized appreciation (depreciation)	1,239,809
Net gain (loss)	1,603,068

Increase (decrease) in net assets from operations	$1,540,412

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(62,656)	$(47,029)
Net realized gain (loss)	329,578	95,807
Realized gain distributions	33,681	669,895
Net change in unrealized appreciation (depreciation)	1,239,809	819,600

Increase (decrease) in net assets from operations	1,540,412	1,538,273

Contract owner transactions:
Proceeds from units sold	58,762	43,634
Cost of units redeemed	(1,258,063)	(535,045)
Account charges	(3,804)	(4,059)
Increase (decrease)	(1,203,105)	(495,470)
Net increase (decrease)	337,307	1,042,803
Net assets, beginning	6,337,617	5,294,814
Net assets, ending	$6,674,924	$6,337,617

Units sold	1,171	1,102
Units redeemed	(26,533)	(12,957)
Net increase (decrease)	(25,362)	(11,855)
Units outstanding, beginning	138,437	150,292
Units outstanding, ending	113,075	138,437

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$46,154,527
Cost of units redeemed/account charges	(61,481,530)
Net investment income (loss)	4,014,228
Net realized gain (loss)	6,375,488
Realized gain distributions	8,987,419
Net change in unrealized appreciation (depreciation)	2,624,792
Net assets	$6,674,924

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$59.03	113	$6,675	1.25%	28.9%
12/31/2019	45.78	138	6,338	1.25%	29.9%
12/31/2018	35.23	150	5,295	1.25%	-7.5%
12/31/2017	38.11	176	6,708	1.25%	20.4%
12/31/2016	31.66	224	7,105	1.25%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.2%
2019	0.5%
2018	0.7%
2017	0.9%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,940,781	$1,790,296	81,201
Receivables: investments sold	-
Payables: investments purchased	(65)
Cumulative net assets	$1,940,716

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,940,716	70,239	$27.63

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$31,839
Mortality & expense charges	(22,025)
Net investment income (loss)	9,814

Gain (loss) on investments:
Net realized gain (loss)	(18,040)
Realized gain distributions	84,075
Net change in unrealized appreciation (depreciation)	(1,626)
Net gain (loss)	64,409

Increase (decrease) in net assets from operations	$74,223

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,814	$14,098
Net realized gain (loss)	(18,040)	(1,191)
Realized gain distributions	84,075	129,255
Net change in unrealized appreciation (depreciation)	(1,626)	309,085

Increase (decrease) in net assets from operations	74,223	451,247

Contract owner transactions:
Proceeds from units sold	7,428	8,992
Cost of units redeemed	(170,878)	(262,228)
Account charges	(857)	(1,069)
Increase (decrease)	(164,307)	(254,305)
Net increase (decrease)	(90,084)	196,942
Net assets, beginning	2,030,800	1,833,858
Net assets, ending	$1,940,716	$2,030,800

Units sold	317	417
Units redeemed	(7,524)	(10,992)
Net increase (decrease)	(7,207)	(10,575)
Units outstanding, beginning	77,446	88,021
Units outstanding, ending	70,239	77,446

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$24,149,455
Cost of units redeemed/account charges	(29,347,399)
Net investment income (loss)	4,007,516
Net realized gain (loss)	(210,990)
Realized gain distributions	3,191,649
Net change in unrealized appreciation (depreciation)	150,485
Net assets	$1,940,716

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$27.63	70	$1,941	1.25%	5.4%
12/31/2019	26.22	77	2,031	1.25%	25.9%
12/31/2018	20.83	88	1,834	1.25%	-9.4%
12/31/2017	23.01	98	2,254	1.25%	11.5%
12/31/2016	20.63	109	2,249	1.25%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	2.3%
2017	1.7%
2016	2.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2005 Portfolio Initial Class - 04-163 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$9.78

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,391
Cost of units redeemed/account charges	(13,725)
Net investment income (loss)	370
Net realized gain (loss)	(865)
Realized gain distributions	829
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.78	0	$0	1.25%	9.9%
12/31/2019	8.90	0	0	1.25%	12.4%
12/31/2018	7.92	0	0	1.25%	-4.2%
12/31/2017	8.26	0	0	1.25%	9.7%
12/31/2016	7.53	0	0	1.25%	3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,253	$4,131	367
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,253

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,253	482	$10.90

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$64
Mortality & expense charges	(60)
Net investment income (loss)	4

Gain (loss) on investments:
Net realized gain (loss)	11
Realized gain distributions	204
Net change in unrealized appreciation (depreciation)	305
Net gain (loss)	520

Increase (decrease) in net assets from operations	$524

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$4	$40
Net realized gain (loss)	11	10
Realized gain distributions	204	183
Net change in unrealized appreciation (depreciation)	305	372

Increase (decrease) in net assets from operations	524	605

Contract owner transactions:
Proceeds from units sold	1	-
Cost of units redeemed	-	-
Account charges	(5)	(5)
Increase (decrease)	(4)	(5)
Net increase (decrease)	520	600
Net assets, beginning	4,733	4,133
Net assets, ending	$5,253	$4,733

Units sold	-	-
Units redeemed	-	(1)
Net increase (decrease)	-	(1)
Units outstanding, beginning	482	483
Units outstanding, ending	482	482

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$51,800
Cost of units redeemed/account charges	(49,257)
Net investment income (loss)	2,063
Net realized gain (loss)	(4,902)
Realized gain distributions	4,427
Net change in unrealized appreciation (depreciation)	1,122
Net assets	$5,253

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.90	0	$5	1.25%	11.1%
12/31/2019	9.81	0	5	1.25%	14.6%
12/31/2018	8.56	0	4	1.25%	-5.2%
12/31/2017	9.03	0	4	1.25%	11.7%
12/31/2016	8.08	2	19	1.25%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.2%
2018	1.7%
2017	0.6%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$76,601	$59,973	5,424
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$76,599

	Net Assets	Units Outstanding	Accumulation Unit Value
	$76,599	6,575	$11.65

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$916
Mortality & expense charges	(865)
Net investment income (loss)	51

Gain (loss) on investments:
Net realized gain (loss)	142
Realized gain distributions	3,371
Net change in unrealized appreciation (depreciation)	4,905
Net gain (loss)	8,418

Increase (decrease) in net assets from operations	$8,469

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$51	$542
Net realized gain (loss)	142	127
Realized gain distributions	3,371	4,462
Net change in unrealized appreciation (depreciation)	4,905	4,668

Increase (decrease) in net assets from operations	8,469	9,799

Contract owner transactions:
Proceeds from units sold	2	-
Cost of units redeemed	-	-
Account charges	(15)	(15)
Increase (decrease)	(13)	(15)
Net increase (decrease)	8,456	9,784
Net assets, beginning	68,143	58,359
Net assets, ending	$76,599	$68,143

Units sold	-	-
Units redeemed	(1)	(2)
Net increase (decrease)	(1)	(2)
Units outstanding, beginning	6,576	6,578
Units outstanding, ending	6,575	6,576

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$139,902
Cost of units redeemed/account charges	(108,991)
Net investment income (loss)	5,160
Net realized gain (loss)	2,607
Realized gain distributions	21,293
Net change in unrealized appreciation (depreciation)	16,628
Net assets	$76,599

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.65	7	$77	1.25%	12.4%
12/31/2019	10.36	7	68	1.25%	16.8%
12/31/2018	8.87	7	58	1.25%	-6.3%
12/31/2017	9.46	7	62	1.25%	13.7%
12/31/2016	8.33	7	55	1.25%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.1%
2018	1.7%
2017	1.6%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,300	$4,808	352
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,300

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,300	437	$12.12

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$62
Mortality & expense charges	(59)
Net investment income (loss)	3

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	268
Net change in unrealized appreciation (depreciation)	363
Net gain (loss)	631

Increase (decrease) in net assets from operations	$634

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3	$37
Net realized gain (loss)	-	(1)
Realized gain distributions	268	229
Net change in unrealized appreciation (depreciation)	363	469

Increase (decrease) in net assets from operations	634	734

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	(1)
Account charges	(4)	(4)
Increase (decrease)	(4)	(5)
Net increase (decrease)	630	729
Net assets, beginning	4,670	3,941
Net assets, ending	$5,300	$4,670

Units sold	-	-
Units redeemed	(1)	-
Net increase (decrease)	(1)	-
Units outstanding, beginning	438	438
Units outstanding, ending	437	438

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$438,227
Cost of units redeemed/account charges	(547,728)
Net investment income (loss)	13,946
Net realized gain (loss)	59,382
Realized gain distributions	40,981
Net change in unrealized appreciation (depreciation)	492
Net assets	$5,300

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.12	0	$5	1.25%	13.6%
12/31/2019	10.67	0	5	1.25%	18.6%
12/31/2018	8.99	0	4	1.25%	-7.0%
12/31/2017	9.67	26	253	1.25%	15.2%
12/31/2016	8.40	24	205	1.25%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.1%
2018	0.1%
2017	1.6%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,113	$3,931	303
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,113

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,113	390	$13.10

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$56
Mortality & expense charges	(56)
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	10
Realized gain distributions	195
Net change in unrealized appreciation (depreciation)	441
Net gain (loss)	646

Increase (decrease) in net assets from operations	$646

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$33
Net realized gain (loss)	10	7
Realized gain distributions	195	114
Net change in unrealized appreciation (depreciation)	441	604

Increase (decrease) in net assets from operations	646	758

Contract owner transactions:
Proceeds from units sold	1	1
Cost of units redeemed	-	-
Account charges	(16)	(16)
Increase (decrease)	(15)	(15)
Net increase (decrease)	631	743
Net assets, beginning	4,482	3,739
Net assets, ending	$5,113	$4,482

Units sold	-	-
Units redeemed	(2)	(1)
Net increase (decrease)	(2)	(1)
Units outstanding, beginning	392	393
Units outstanding, ending	390	392

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$80,878
Cost of units redeemed/account charges	(99,223)
Net investment income (loss)	777
Net realized gain (loss)	15,194
Realized gain distributions	6,305
Net change in unrealized appreciation (depreciation)	1,182
Net assets	$5,113

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.10	0	$5	1.25%	14.5%
12/31/2019	11.44	0	4	1.25%	20.3%
12/31/2018	9.51	0	4	1.25%	-7.7%
12/31/2017	10.30	0	4	1.25%	16.4%
12/31/2016	8.84	7	65	1.25%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	2.1%
2018	1.4%
2017	0.2%
2016	1.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$25,547	$18,876	1,517
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$25,547

	Net Assets	Units Outstanding	Accumulation Unit Value
	$25,547	1,887	$13.54

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$281
Mortality & expense charges	(276)
Net investment income (loss)	5

Gain (loss) on investments:
Net realized gain (loss)	57
Realized gain distributions	1,053
Net change in unrealized appreciation (depreciation)	2,302
Net gain (loss)	3,412

Increase (decrease) in net assets from operations	$3,417

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$5	$85
Net realized gain (loss)	57	1,491
Realized gain distributions	1,053	902
Net change in unrealized appreciation (depreciation)	2,302	2,694

Increase (decrease) in net assets from operations	3,417	5,172

Contract owner transactions:
Proceeds from units sold	415	240
Cost of units redeemed	(10)	(7,015)
Account charges	(64)	(69)
Increase (decrease)	341	(6,844)
Net increase (decrease)	3,758	(1,672)
Net assets, beginning	21,789	23,461
Net assets, ending	$25,547	$21,789

Units sold	34	21
Units redeemed	(5)	(622)
Net increase (decrease)	29	(601)
Units outstanding, beginning	1,858	2,459
Units outstanding, ending	1,887	1,858

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$45,219
Cost of units redeemed/account charges	(39,442)
Net investment income (loss)	1,642
Net realized gain (loss)	4,100
Realized gain distributions	7,357
Net change in unrealized appreciation (depreciation)	6,671
Net assets	$25,547

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.54	2	$26	1.25%	15.4%
12/31/2019	11.73	2	22	1.25%	22.9%
12/31/2018	9.54	2	23	1.25%	-8.9%
12/31/2017	10.48	3	26	1.25%	19.5%
12/31/2016	8.77	2	22	1.25%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.2%
2019	1.8%
2018	1.4%
2017	1.4%
2016	1.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,185	$3,496	328
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$4,185

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,185	480	$8.71

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$53
Mortality & expense charges	(60)
Net investment income (loss)	(7)

Gain (loss) on investments:
Net realized gain (loss)	320
Realized gain distributions	141
Net change in unrealized appreciation (depreciation)	(269)
Net gain (loss)	192

Increase (decrease) in net assets from operations	$185

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(7)	$65
Net realized gain (loss)	320	89
Realized gain distributions	141	180
Net change in unrealized appreciation (depreciation)	(269)	520

Increase (decrease) in net assets from operations	185	854

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(4,392)	(649)
Account charges	-	(15)
Increase (decrease)	(4,392)	(664)
Net increase (decrease)	(4,207)	190
Net assets, beginning	8,392	8,202
Net assets, ending	$4,185	$8,392

Units sold	-	-
Units redeemed	(571)	(85)
Net increase (decrease)	(571)	(85)
Units outstanding, beginning	1,051	1,136
Units outstanding, ending	480	1,051

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$56,824
Cost of units redeemed/account charges	(55,292)
Net investment income (loss)	816
Net realized gain (loss)	(322)
Realized gain distributions	1,470
Net change in unrealized appreciation (depreciation)	689
Net assets	$4,185

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.71	0	$4	1.25%	9.1%
12/31/2019	7.99	1	8	1.25%	10.6%
12/31/2018	7.22	1	8	1.25%	-3.2%
12/31/2017	7.46	1	9	1.25%	7.1%
12/31/2016	6.96	1	9	1.25%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.8%
2019	2.1%
2018	1.6%
2017	1.5%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Growth Portfolio Initial Class - 04-210
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$6,501,855	$3,015,571	63,127
Receivables: investments sold	257
Payables: investments purchased	-
Cumulative net assets	$6,502,112

	Net Assets	Units Outstanding	Accumulation Unit Value
	$6,502,112	116,624	$55.75

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,227
Mortality & expense charges	(70,337)
Net investment income (loss)	(66,110)

Gain (loss) on investments:
Net realized gain (loss)	419,594
Realized gain distributions	534,136
Net change in unrealized appreciation (depreciation)	1,139,966
Net gain (loss)	2,093,696

Increase (decrease) in net assets from operations	$2,027,586

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(66,110)	$(47,982)
Net realized gain (loss)	419,594	194,485
Realized gain distributions	534,136	299,745
Net change in unrealized appreciation (depreciation)	1,139,966	910,096

Increase (decrease) in net assets from operations	2,027,586	1,356,344

Contract owner transactions:
Proceeds from units sold	29,858	32,343
Cost of units redeemed	(806,665)	(430,526)
Account charges	(3,268)	(3,431)
Increase (decrease)	(780,075)	(401,614)
Net increase (decrease)	1,247,511	954,730
Net assets, beginning	5,254,601	4,299,871
Net assets, ending	$6,502,112	$5,254,601

Units sold	957	926
Units redeemed	(18,267)	(12,370)
Net increase (decrease)	(17,310)	(11,444)
Units outstanding, beginning	133,934	145,378
Units outstanding, ending	116,624	133,934

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$43,366,106
Cost of units redeemed/account charges	(49,104,785)
Net investment income (loss)	8,269,860
Net realized gain (loss)	(2,037,007)
Realized gain distributions	2,521,654
Net change in unrealized appreciation (depreciation)	3,486,284
Net assets	$6,502,112

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$55.75	117	$6,502	1.25%	42.1%
12/31/2019	39.23	134	5,255	1.25%	32.6%
12/31/2018	29.58	145	4,300	1.25%	-1.4%
12/31/2017	30.00	158	4,735	1.25%	33.5%
12/31/2016	22.48	203	4,557	1.25%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP High Income Portfolio Initial Class - 04-215
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$464,938	$469,218	87,556
Receivables: investments sold	-
Payables: investments purchased	(15)
Cumulative net assets	$464,923

	Net Assets	Units Outstanding	Accumulation Unit Value
	$464,923	31,425	$14.79

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$22,587
Mortality & expense charges	(5,489)
Net investment income (loss)	17,098

Gain (loss) on investments:
Net realized gain (loss)	(5,249)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(10,002)
Net gain (loss)	(15,251)

Increase (decrease) in net assets from operations	$1,847

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$17,098	$18,835
Net realized gain (loss)	(5,249)	(1,440)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(10,002)	48,437

Increase (decrease) in net assets from operations	1,847	65,832

Contract owner transactions:
Proceeds from units sold	49,102	5,659
Cost of units redeemed	(76,131)	(108,331)
Account charges	(290)	(347)
Increase (decrease)	(27,319)	(103,019)
Net increase (decrease)	(25,472)	(37,187)
Net assets, beginning	490,395	527,582
Net assets, ending	$464,923	$490,395

Units sold	3,581	399
Units redeemed	(5,790)	(7,898)
Net increase (decrease)	(2,209)	(7,499)
Units outstanding, beginning	33,634	41,133
Units outstanding, ending	31,425	33,634

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$14,876,810
Cost of units redeemed/account charges	(15,034,003)
Net investment income (loss)	3,691,697
Net realized gain (loss)	(3,065,301)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(4,280)
Net assets	$464,923

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.79	31	$465	1.25%	1.5%
12/31/2019	14.58	34	490	1.25%	13.7%
12/31/2018	12.83	41	528	1.25%	-4.5%
12/31/2017	13.43	45	607	1.25%	5.6%
12/31/2016	12.72	57	724	1.25%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.7%
2019	4.9%
2018	5.5%
2017	4.9%
2016	5.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Index 500 Portfolio Initial Class - 04-225
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$8,175,717	$3,356,442	22,001
Receivables: investments sold	-
Payables: investments purchased	(301)
Cumulative net assets	$8,175,416

	Net Assets	Units Outstanding	Accumulation Unit Value
	$8,175,416	173,414	$47.14

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$127,334
Mortality & expense charges	(92,884)
Net investment income (loss)	34,450

Gain (loss) on investments:
Net realized gain (loss)	498,184
Realized gain distributions	25,110
Net change in unrealized appreciation (depreciation)	618,316
Net gain (loss)	1,141,610

Increase (decrease) in net assets from operations	$1,176,060

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$34,450	$51,799
Net realized gain (loss)	498,184	416,002
Realized gain distributions	25,110	108,975
Net change in unrealized appreciation (depreciation)	618,316	1,300,715

Increase (decrease) in net assets from operations	1,176,060	1,877,491

Contract owner transactions:
Proceeds from units sold	35,534	92,866
Cost of units redeemed	(828,757)	(751,252)
Account charges	(4,531)	(4,944)
Increase (decrease)	(797,754)	(663,330)
Net increase (decrease)	378,306	1,214,161
Net assets, beginning	7,797,110	6,582,949
Net assets, ending	$8,175,416	$7,797,110

Units sold	1,201	2,462
Units redeemed	(20,913)	(20,847)
Net increase (decrease)	(19,712)	(18,385)
Units outstanding, beginning	193,126	211,511
Units outstanding, ending	173,414	193,126

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$68,477,966
Cost of units redeemed/account charges	(78,805,923)
Net investment income (loss)	2,218,920
Net realized gain (loss)	10,358,448
Realized gain distributions	1,106,730
Net change in unrealized appreciation (depreciation)	4,819,275
Net assets	$8,175,416

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$47.14	173	$8,175	1.25%	16.8%
12/31/2019	40.37	193	7,797	1.25%	29.7%
12/31/2018	31.12	212	6,583	1.25%	-5.7%
12/31/2017	33.00	236	7,799	1.25%	20.2%
12/31/2016	27.45	296	8,131	1.25%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	2.0%
2018	1.9%
2017	1.7%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Overseas Portfolio Initial Class - 04-220
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$691,256	$493,119	26,078
Receivables: investments sold	336
Payables: investments purchased	-
Cumulative net assets	$691,592

	Net Assets	Units Outstanding	Accumulation Unit Value
	$691,592	41,156	$16.80

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,705
Mortality & expense charges	(8,110)
Net investment income (loss)	(5,405)

Gain (loss) on investments:
Net realized gain (loss)	21,164
Realized gain distributions	3,035
Net change in unrealized appreciation (depreciation)	68,229
Net gain (loss)	92,428

Increase (decrease) in net assets from operations	$87,023

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,405)	$2,975
Net realized gain (loss)	21,164	11,731
Realized gain distributions	3,035	26,027
Net change in unrealized appreciation (depreciation)	68,229	117,041

Increase (decrease) in net assets from operations	87,023	157,774

Contract owner transactions:
Proceeds from units sold	1,651	3,542
Cost of units redeemed	(100,038)	(117,975)
Account charges	(406)	(447)
Increase (decrease)	(98,793)	(114,880)
Net increase (decrease)	(11,770)	42,894
Net assets, beginning	703,362	660,468
Net assets, ending	$691,592	$703,362

Units sold	118	274
Units redeemed	(6,753)	(9,108)
Net increase (decrease)	(6,635)	(8,834)
Units outstanding, beginning	47,791	56,625
Units outstanding, ending	41,156	47,791

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$9,010,145
Cost of units redeemed/account charges	(9,377,810)
Net investment income (loss)	1,024,742
Net realized gain (loss)	(760,113)
Realized gain distributions	596,491
Net change in unrealized appreciation (depreciation)	198,137
Net assets	$691,592

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.80	41	$692	1.25%	14.2%
12/31/2019	14.72	48	703	1.25%	26.2%
12/31/2018	11.66	57	660	1.25%	-15.9%
12/31/2017	13.86	63	875	1.25%	28.7%
12/31/2016	10.78	81	872	1.25%	-6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.4%
2019	1.7%
2018	1.6%
2017	1.3%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$9,859	$7,821	264
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$9,859

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,859	565	$17.45

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$35
Mortality & expense charges	(106)
Net investment income (loss)	(71)

Gain (loss) on investments:
Net realized gain (loss)	(1,077)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,873
Net gain (loss)	796

Increase (decrease) in net assets from operations	$725

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(71)	$(150)
Net realized gain (loss)	(1,077)	(401)
Realized gain distributions	-	2,165
Net change in unrealized appreciation (depreciation)	1,873	1,823

Increase (decrease) in net assets from operations	725	3,437

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(2,033)	(9,707)
Account charges	(17)	(20)
Increase (decrease)	(2,050)	(9,727)
Net increase (decrease)	(1,325)	(6,290)
Net assets, beginning	11,184	17,474
Net assets, ending	$9,859	$11,184

Units sold	154	-
Units redeemed	(335)	(672)
Net increase (decrease)	(181)	(672)
Units outstanding, beginning	746	1,418
Units outstanding, ending	565	746

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$90,560
Cost of units redeemed/account charges	(117,217)
Net investment income (loss)	(3,958)
Net realized gain (loss)	11,776
Realized gain distributions	26,660
Net change in unrealized appreciation (depreciation)	2,038
Net assets	$9,859

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.45	1	$10	1.25%	16.4%
12/31/2019	14.99	1	11	1.25%	21.6%
12/31/2018	12.32	1	17	1.25%	-15.8%
12/31/2017	14.64	1	21	1.25%	19.0%
12/31/2016	12.30	2	26	1.25%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.6%
2018	0.4%
2017	0.4%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,865,021	$2,498,369	168,129
Receivables: investments sold	-
Payables: investments purchased	(97)
Cumulative net assets	$2,864,924

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,864,924	136,226	$21.03

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$39,049
Mortality & expense charges	(30,035)
Net investment income (loss)	9,014

Gain (loss) on investments:
Net realized gain (loss)	6,984
Realized gain distributions	33,098
Net change in unrealized appreciation (depreciation)	274,906
Net gain (loss)	314,988

Increase (decrease) in net assets from operations	$324,002

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,014	$11,494
Net realized gain (loss)	6,984	(2,385)
Realized gain distributions	33,098	98,650
Net change in unrealized appreciation (depreciation)	274,906	252,089

Increase (decrease) in net assets from operations	324,002	359,848

Contract owner transactions:
Proceeds from units sold	289,653	50,270
Cost of units redeemed	(131,072)	(224,158)
Account charges	(1,070)	(1,220)
Increase (decrease)	157,511	(175,108)
Net increase (decrease)	481,513	184,740
Net assets, beginning	2,383,411	2,198,671
Net assets, ending	$2,864,924	$2,383,411

Units sold	14,768	3,159
Units redeemed	(7,108)	(13,096)
Net increase (decrease)	7,660	(9,937)
Units outstanding, beginning	128,566	138,503
Units outstanding, ending	136,226	128,566

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$33,121,127
Cost of units redeemed/account charges	(38,015,286)
Net investment income (loss)	8,436,089
Net realized gain (loss)	(2,929,871)
Realized gain distributions	1,886,213
Net change in unrealized appreciation (depreciation)	366,652
Net assets	$2,864,924

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.03	136	$2,865	1.25%	13.4%
12/31/2019	18.54	129	2,383	1.25%	16.8%
12/31/2018	15.87	139	2,199	1.25%	-6.5%
12/31/2017	16.98	146	2,482	1.25%	12.7%
12/31/2016	15.07	167	2,524	1.25%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.5%
2019	1.8%
2018	1.7%
2017	1.8%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Franklin Allocation VIP Fund 1 Class - 04-908
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$13,410	$15,224	2,442
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$13,410

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,410	1,517	$8.84

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$208
Mortality & expense charges	(151)
Net investment income (loss)	57

Gain (loss) on investments:
Net realized gain (loss)	(57)
Realized gain distributions	3,154
Net change in unrealized appreciation (depreciation)	(1,874)
Net gain (loss)	1,223

Increase (decrease) in net assets from operations	$1,280

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$57	$293
Net realized gain (loss)	(57)	(22)
Realized gain distributions	3,154	749
Net change in unrealized appreciation (depreciation)	(1,874)	923

Increase (decrease) in net assets from operations	1,280	1,943

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(140)	(210)
Account charges	(6)	(10)
Increase (decrease)	(146)	(220)
Net increase (decrease)	1,134	1,723
Net assets, beginning	12,276	10,553
Net assets, ending	$13,410	$12,276

Units sold	-	-
Units redeemed	(22)	(29)
Net increase (decrease)	(22)	(29)
Units outstanding, beginning	1,539	1,568
Units outstanding, ending	1,517	1,539

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,622
Cost of units redeemed/account charges	(18,746)
Net investment income (loss)	2,921
Net realized gain (loss)	(2,378)
Realized gain distributions	6,805
Net change in unrealized appreciation (depreciation)	(1,814)
Net assets	$13,410

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.84	2	$13	1.25%	10.8%
12/31/2019	7.98	2	12	1.25%	18.5%
12/31/2018	6.73	2	11	1.25%	-10.5%
12/31/2017	7.52	1	7	1.25%	10.8%
12/31/2016	6.79	2	13	1.25%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.6%
2019	3.8%
2018	2.4%
2017	1.8%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Templeton Foreign VIP Fund 2 Class - 04-909
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,772	$6,106	434
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,772

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,772	708	$8.16

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$194
Mortality & expense charges	(75)
Net investment income (loss)	119

Gain (loss) on investments:
Net realized gain (loss)	(2,432)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	1,368
Net gain (loss)	(1,064)

Increase (decrease) in net assets from operations	$(945)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$119	$88
Net realized gain (loss)	(2,432)	(2,053)
Realized gain distributions	-	157
Net change in unrealized appreciation (depreciation)	1,368	3,090

Increase (decrease) in net assets from operations	(945)	1,282

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(2,496)	(7,437)
Account charges	(13)	(20)
Increase (decrease)	(2,509)	(7,457)
Net increase (decrease)	(3,454)	(6,175)
Net assets, beginning	9,226	15,401
Net assets, ending	$5,772	$9,226

Units sold	295	-
Units redeemed	(691)	(944)
Net increase (decrease)	(396)	(944)
Units outstanding, beginning	1,104	2,048
Units outstanding, ending	708	1,104

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$150,034
Cost of units redeemed/account charges	(151,812)
Net investment income (loss)	4,524
Net realized gain (loss)	1,098
Realized gain distributions	2,262
Net change in unrealized appreciation (depreciation)	(334)
Net assets	$5,772

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.16	1	$6	1.25%	-2.4%
12/31/2019	8.36	1	9	1.25%	11.1%
12/31/2018	7.52	2	15	1.25%	-16.5%
12/31/2017	9.01	2	19	1.25%	15.2%
12/31/2016	7.81	5	40	1.25%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.6%
2019	2.1%
2018	2.8%
2017	2.9%
2016	1.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Franklin Small Cap Value VIP Fund 1 Class - 04-906
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$10,489	$11,525	690
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$10,489

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,489	894	$11.73

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$151
Mortality & expense charges	(111)
Net investment income (loss)	40

Gain (loss) on investments:
Net realized gain (loss)	(209)
Realized gain distributions	544
Net change in unrealized appreciation (depreciation)	(41)
Net gain (loss)	294

Increase (decrease) in net assets from operations	$334

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$40	$64
Net realized gain (loss)	(209)	(5,339)
Realized gain distributions	544	3,527
Net change in unrealized appreciation (depreciation)	(41)	5,063

Increase (decrease) in net assets from operations	334	3,315

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(409)	(12,704)
Account charges	(15)	(19)
Increase (decrease)	(424)	(12,723)
Net increase (decrease)	(90)	(9,408)
Net assets, beginning	10,579	19,987
Net assets, ending	$10,489	$10,579

Units sold	-	-
Units redeemed	(45)	(1,281)
Net increase (decrease)	(45)	(1,281)
Units outstanding, beginning	939	2,220
Units outstanding, ending	894	939

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$114,420
Cost of units redeemed/account charges	(118,563)
Net investment income (loss)	(649)
Net realized gain (loss)	1,316
Realized gain distributions	15,001
Net change in unrealized appreciation (depreciation)	(1,036)
Net assets	$10,489

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.73	1	$10	1.25%	4.1%
12/31/2019	11.27	1	11	1.25%	25.2%
12/31/2018	9.00	2	20	1.25%	-13.8%
12/31/2017	10.44	2	24	1.25%	9.5%
12/31/2016	9.53	10	94	1.25%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.8%
2018	1.2%
2017	0.3%
2016	0.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Templeton Global Bond VIP Fund 1 Class - 04-907
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$19,227	$24,542	1,326
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$19,227

	Net Assets	Units Outstanding	Accumulation Unit Value
	$19,227	2,728	$7.05

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,651
Mortality & expense charges	(244)
Net investment income (loss)	1,407

Gain (loss) on investments:
Net realized gain (loss)	(80)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(2,616)
Net gain (loss)	(2,696)

Increase (decrease) in net assets from operations	$(1,289)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,407	$1,139
Net realized gain (loss)	(80)	(41)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(2,616)	(903)

Increase (decrease) in net assets from operations	(1,289)	195

Contract owner transactions:
Proceeds from units sold	1	1,049
Cost of units redeemed	(65)	(92)
Account charges	(37)	(37)
Increase (decrease)	(101)	920
Net increase (decrease)	(1,390)	1,115
Net assets, beginning	20,617	19,502
Net assets, ending	$19,227	$20,617

Units sold	-	140
Units redeemed	(14)	(17)
Net increase (decrease)	(14)	123
Units outstanding, beginning	2,742	2,619
Units outstanding, ending	2,728	2,742

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$487,014
Cost of units redeemed/account charges	(495,166)
Net investment income (loss)	58,227
Net realized gain (loss)	(32,018)
Realized gain distributions	6,485
Net change in unrealized appreciation (depreciation)	(5,315)
Net assets	$19,227

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.05	3	$19	1.25%	-6.3%
12/31/2019	7.52	3	21	1.25%	1.0%
12/31/2018	7.45	3	20	1.25%	0.9%
12/31/2017	7.38	3	19	1.25%	0.9%
12/31/2016	7.31	13	94	1.25%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	8.3%
2019	6.9%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$692,676	$692,676	693,012
Receivables: investments sold	336
Payables: investments purchased	-
Cumulative net assets	$693,012

	Net Assets	Units Outstanding	Accumulation Unit Value
	$693,012	141,777	$4.89

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,689
Mortality & expense charges	(7,681)
Net investment income (loss)	(5,992)

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$(5,992)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,992)	$4,217
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	1

Increase (decrease) in net assets from operations	(5,992)	4,218

Contract owner transactions:
Proceeds from units sold	1,310,625	366,677
Cost of units redeemed	(1,268,560)	(392,453)
Account charges	(811)	(905)
Increase (decrease)	41,254	(26,681)
Net increase (decrease)	35,262	(22,463)
Net assets, beginning	657,750	680,213
Net assets, ending	$693,012	$657,750

Units sold	267,799	83,148
Units redeemed	(259,261)	(88,474)
Net increase (decrease)	8,538	(5,326)
Units outstanding, beginning	133,239	138,565
Units outstanding, ending	141,777	133,239

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$3,989,063
Cost of units redeemed/account charges	(3,276,516)
Net investment income (loss)	(19,535)
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net assets	$693,012

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$4.89	142	$693	1.25%	-1.0%
12/31/2019	4.94	133	658	1.25%	0.6%
12/31/2018	4.91	139	680	1.25%	0.2%
12/31/2017	4.90	147	720	1.25%	-0.7%
12/31/2016	4.94	183	903	1.25%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	1.7%
2018	1.5%
2017	0.5%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. Core Equity Fund Series II Class - 04-826
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,907	$2,185	62
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,907

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,907	133	$14.30

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$19
Mortality & expense charges	(21)
Net investment income (loss)	(2)

Gain (loss) on investments:
Net realized gain (loss)	(47)
Realized gain distributions	420
Net change in unrealized appreciation (depreciation)	(155)
Net gain (loss)	218

Increase (decrease) in net assets from operations	$216

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2)	$(19)
Net realized gain (loss)	(47)	(25)
Realized gain distributions	420	205
Net change in unrealized appreciation (depreciation)	(155)	238

Increase (decrease) in net assets from operations	216	399

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(111)	(91)
Account charges	(3)	(3)
Increase (decrease)	(114)	(94)
Net increase (decrease)	102	305
Net assets, beginning	1,805	1,500
Net assets, ending	$1,907	$1,805

Units sold	-	-
Units redeemed	(9)	(7)
Net increase (decrease)	(9)	(7)
Units outstanding, beginning	142	149
Units outstanding, ending	133	142

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,655
Cost of units redeemed/account charges	(1,359)
Net investment income (loss)	(73)
Net realized gain (loss)	(246)
Realized gain distributions	1,208
Net change in unrealized appreciation (depreciation)	(278)
Net assets	$1,907

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$14.30	0	$2	1.25%	12.2%
12/31/2019	12.75	0	2	1.25%	27.1%
12/31/2018	10.04	0	2	1.25%	-10.7%
12/31/2017	11.24	0	2	1.25%	11.5%
12/31/2016	10.09	0	2	1.25%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.1%
2018	0.0%
2017	0.8%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. International Growth Fund Series II Class - 04-827
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$30,683	$26,457	732
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$30,682

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,682	2,531	$12.12

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$573
Mortality & expense charges	(348)
Net investment income (loss)	225

Gain (loss) on investments:
Net realized gain (loss)	(812)
Realized gain distributions	625
Net change in unrealized appreciation (depreciation)	2,496
Net gain (loss)	2,309

Increase (decrease) in net assets from operations	$2,534

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$225	$202
Net realized gain (loss)	(812)	2,172
Realized gain distributions	625	2,534
Net change in unrealized appreciation (depreciation)	2,496	717

Increase (decrease) in net assets from operations	2,534	5,625

Contract owner transactions:
Proceeds from units sold	-	23,420
Cost of units redeemed	(4,946)	(11,021)
Account charges	(11)	(14)
Increase (decrease)	(4,957)	12,385
Net increase (decrease)	(2,423)	18,010
Net assets, beginning	33,105	15,095
Net assets, ending	$30,682	$33,105

Units sold	246	2,370
Units redeemed	(782)	(1,074)
Net increase (decrease)	(536)	1,296
Units outstanding, beginning	3,067	1,771
Units outstanding, ending	2,531	3,067

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$135,557
Cost of units redeemed/account charges	(125,939)
Net investment income (loss)	628
Net realized gain (loss)	12,929
Realized gain distributions	3,281
Net change in unrealized appreciation (depreciation)	4,226
Net assets	$30,682

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.12	3	$31	1.25%	12.3%
12/31/2019	10.79	3	33	1.25%	26.6%
12/31/2018	8.52	2	15	1.25%	-16.3%
12/31/2017	10.18	2	18	1.25%	21.2%
12/31/2016	8.40	4	34	1.25%	-1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.8%
2019	2.1%
2018	1.9%
2017	1.0%
2016	1.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. Diversified Dividend Fund Series I Class - 04-861
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$16,700	$17,195	649
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$16,700

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,700	1,580	$10.57

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$478
Mortality & expense charges	(191)
Net investment income (loss)	287

Gain (loss) on investments:
Net realized gain (loss)	(89)
Realized gain distributions	398
Net change in unrealized appreciation (depreciation)	(862)
Net gain (loss)	(553)

Increase (decrease) in net assets from operations	$(266)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$287	$402
Net realized gain (loss)	(89)	(2)
Realized gain distributions	398	897
Net change in unrealized appreciation (depreciation)	(862)	367

Increase (decrease) in net assets from operations	(266)	1,664

Contract owner transactions:
Proceeds from units sold	-	16,244
Cost of units redeemed	(690)	(252)
Account charges	-	-
Increase (decrease)	(690)	15,992
Net increase (decrease)	(956)	17,656
Net assets, beginning	17,656	-
Net assets, ending	$16,700	$17,656

Units sold	-	1,677
Units redeemed	(72)	(25)
Net increase (decrease)	(72)	1,652
Units outstanding, beginning	1,652	-
Units outstanding, ending	1,580	1,652

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$26,749
Cost of units redeemed/account charges	(15,830)
Net investment income (loss)	917
Net realized gain (loss)	3,730
Realized gain distributions	1,629
Net change in unrealized appreciation (depreciation)	(495)
Net assets	$16,700

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.57	2	$17	1.25%	-1.1%
12/31/2019	10.69	2	18	1.25%	23.5%
12/31/2018	8.65	0	0	1.25%	-8.7%
12/31/2017	9.48	0	0	1.25%	7.2%
12/31/2016	8.84	1	9	1.25%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	5.5%
2018	0.0%
2017	3.5%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. Health Care Fund Series I Class - 04-815
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$111,875	$91,642	3,320
Receivables: investments sold	-
Payables: investments purchased	(3)
Cumulative net assets	$111,872

	Net Assets	Units Outstanding	Accumulation Unit Value
	$111,872	6,225	$17.97

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$316
Mortality & expense charges	(1,242)
Net investment income (loss)	(926)

Gain (loss) on investments:
Net realized gain (loss)	480
Realized gain distributions	2,406
Net change in unrealized appreciation (depreciation)	10,840
Net gain (loss)	13,726

Increase (decrease) in net assets from operations	$12,800

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(926)	$(1,230)
Net realized gain (loss)	480	(596)
Realized gain distributions	2,406	2,530
Net change in unrealized appreciation (depreciation)	10,840	26,650

Increase (decrease) in net assets from operations	12,800	27,354

Contract owner transactions:
Proceeds from units sold	-	2,824
Cost of units redeemed	(3,360)	(24,828)
Account charges	(66)	(67)
Increase (decrease)	(3,426)	(22,071)
Net increase (decrease)	9,374	5,283
Net assets, beginning	102,498	97,215
Net assets, ending	$111,872	$102,498

Units sold	-	209
Units redeemed	(222)	(1,763)
Net increase (decrease)	(222)	(1,554)
Units outstanding, beginning	6,447	8,001
Units outstanding, ending	6,225	6,447

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$374,727
Cost of units redeemed/account charges	(363,183)
Net investment income (loss)	(13,296)
Net realized gain (loss)	27,787
Realized gain distributions	65,604
Net change in unrealized appreciation (depreciation)	20,233
Net assets	$111,872

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.97	6	$112	1.25%	13.0%
12/31/2019	15.90	6	102	1.25%	30.9%
12/31/2018	12.15	8	97	1.25%	-0.4%
12/31/2017	12.19	9	109	1.25%	14.4%
12/31/2016	10.66	7	72	1.25%	-12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.3%
2019	0.0%
2018	0.0%
2017	0.4%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. Global Real Estate Fund Series I Class - 04-825
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$90,620	$91,509	6,168
Receivables: investments sold	-
Payables: investments purchased	(3)
Cumulative net assets	$90,617

	Net Assets	Units Outstanding	Accumulation Unit Value
	$90,617	10,146	$8.93

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,411
Mortality & expense charges	(829)
Net investment income (loss)	3,582

Gain (loss) on investments:
Net realized gain (loss)	578
Realized gain distributions	2,464
Net change in unrealized appreciation (depreciation)	(16,548)
Net gain (loss)	(13,506)

Increase (decrease) in net assets from operations	$(9,924)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$3,582	$2,712
Net realized gain (loss)	578	3,145
Realized gain distributions	2,464	94
Net change in unrealized appreciation (depreciation)	(16,548)	9,078

Increase (decrease) in net assets from operations	(9,924)	15,029

Contract owner transactions:
Proceeds from units sold	29,138	321
Cost of units redeemed	(4,262)	(11,290)
Account charges	(57)	(71)
Increase (decrease)	24,819	(11,040)
Net increase (decrease)	14,895	3,989
Net assets, beginning	75,722	71,733
Net assets, ending	$90,617	$75,722

Units sold	3,657	32
Units redeemed	(852)	(1,139)
Net increase (decrease)	2,805	(1,107)
Units outstanding, beginning	7,341	8,448
Units outstanding, ending	10,146	7,341

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,680,661
Cost of units redeemed/account charges	(1,655,002)
Net investment income (loss)	64,196
Net realized gain (loss)	(129,444)
Realized gain distributions	131,095
Net change in unrealized appreciation (depreciation)	(889)
Net assets	$90,617

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.93	10	$91	1.25%	-13.4%
12/31/2019	10.31	7	76	1.25%	21.5%
12/31/2018	8.49	8	72	1.25%	-7.3%
12/31/2017	9.16	9	84	1.25%	11.6%
12/31/2016	8.21	13	103	1.25%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	5.3%
2019	5.0%
2018	3.7%
2017	3.2%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. High Yield Fund Series I Class - 04-830
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,209	$1,234	230
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,209

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,209	116	$10.42

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$69
Mortality & expense charges	(17)
Net investment income (loss)	52

Gain (loss) on investments:
Net realized gain (loss)	(9)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(31)
Net gain (loss)	(40)

Increase (decrease) in net assets from operations	$12

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$52	$257
Net realized gain (loss)	(9)	(97)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	(31)	473

Increase (decrease) in net assets from operations	12	633

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(419)	(5,590)
Account charges	(3)	(7)
Increase (decrease)	(422)	(5,597)
Net increase (decrease)	(410)	(4,964)
Net assets, beginning	1,619	6,583
Net assets, ending	$1,209	$1,619

Units sold	-	-
Units redeemed	(42)	(564)
Net increase (decrease)	(42)	(564)
Units outstanding, beginning	158	722
Units outstanding, ending	116	158

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$203,976
Cost of units redeemed/account charges	(236,814)
Net investment income (loss)	32,318
Net realized gain (loss)	1,754
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(25)
Net assets	$1,209

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$10.42	0	$1	1.25%	2.0%
12/31/2019	10.22	0	2	1.25%	12.1%
12/31/2018	9.11	1	7	1.25%	-4.6%
12/31/2017	9.55	1	12	1.25%	5.0%
12/31/2016	9.10	2	22	1.25%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	4.9%
2019	7.9%
2018	3.8%
2017	3.2%
2016	4.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Invesco V.I. Managed Volatility Fund Series I Class - 04-820
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$33,636	$36,551	2,879
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$33,635

	Net Assets	Units Outstanding	Accumulation Unit Value
	$33,635	2,901	$11.59

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$677
Mortality & expense charges	(392)
Net investment income (loss)	285

Gain (loss) on investments:
Net realized gain (loss)	(67)
Realized gain distributions	733
Net change in unrealized appreciation (depreciation)	(1,885)
Net gain (loss)	(1,219)

Increase (decrease) in net assets from operations	$(934)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$285	$25
Net realized gain (loss)	(67)	(2,942)
Realized gain distributions	733	1,257
Net change in unrealized appreciation (depreciation)	(1,885)	7,930

Increase (decrease) in net assets from operations	(934)	6,270

Contract owner transactions:
Proceeds from units sold	174	-
Cost of units redeemed	(89)	(23,689)
Account charges	(14)	(15)
Increase (decrease)	71	(23,704)
Net increase (decrease)	(863)	(17,434)
Net assets, beginning	34,498	51,932
Net assets, ending	$33,635	$34,498

Units sold	15	-
Units redeemed	(9)	(2,208)
Net increase (decrease)	6	(2,208)
Units outstanding, beginning	2,895	5,103
Units outstanding, ending	2,901	2,895

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,448,290
Cost of units redeemed/account charges	(1,575,533)
Net investment income (loss)	48,918
Net realized gain (loss)	19,037
Realized gain distributions	95,838
Net change in unrealized appreciation (depreciation)	(2,915)
Net assets	$33,635

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.59	3	$34	1.25%	-2.7%
12/31/2019	11.92	3	34	1.25%	17.1%
12/31/2018	10.18	5	52	1.25%	-12.1%
12/31/2017	11.58	6	70	1.25%	9.2%
12/31/2016	10.60	7	71	1.25%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.0%
2018	1.6%
2017	1.3%
2016	1.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$433,152	$415,024	33,971
Receivables: investments sold	-
Payables: investments purchased	(14)
Cumulative net assets	$433,138

	Net Assets	Units Outstanding	Accumulation Unit Value
	$433,138	46,386	$9.34

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$10,533
Mortality & expense charges	(4,325)
Net investment income (loss)	6,208

Gain (loss) on investments:
Net realized gain (loss)	320
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	23,071
Net gain (loss)	23,391

Increase (decrease) in net assets from operations	$29,599

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$6,208	$7,087
Net realized gain (loss)	320	(3,934)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	23,071	25,495

Increase (decrease) in net assets from operations	29,599	28,648

Contract owner transactions:
Proceeds from units sold	101,214	33,502
Cost of units redeemed	(20,888)	(93,883)
Account charges	(130)	(167)
Increase (decrease)	80,196	(60,548)
Net increase (decrease)	109,795	(31,900)
Net assets, beginning	323,343	355,243
Net assets, ending	$433,138	$323,343

Units sold	11,480	4,183
Units redeemed	(2,876)	(11,319)
Net increase (decrease)	8,604	(7,136)
Units outstanding, beginning	37,782	44,918
Units outstanding, ending	46,386	37,782

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,691,129
Cost of units redeemed/account charges	(2,608,803)
Net investment income (loss)	261,979
Net realized gain (loss)	16,259
Realized gain distributions	54,446
Net change in unrealized appreciation (depreciation)	18,128
Net assets	$433,138

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$9.34	46	$433	1.25%	9.1%
12/31/2019	8.56	38	323	1.25%	8.2%
12/31/2018	7.91	45	355	1.25%	-2.2%
12/31/2017	8.09	46	375	1.25%	2.3%
12/31/2016	7.91	58	455	1.25%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.8%
2019	3.4%
2018	3.1%
2017	2.8%
2016	2.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Forty Portfolio Institutional Class - 04-602
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$36,705	$24,420	643
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$36,704

	Net Assets	Units Outstanding	Accumulation Unit Value
	$36,704	2,082	$17.63

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$608
Mortality & expense charges	(745)
Net investment income (loss)	(137)

Gain (loss) on investments:
Net realized gain (loss)	14,526
Realized gain distributions	5,731
Net change in unrealized appreciation (depreciation)	(1,920)
Net gain (loss)	18,337

Increase (decrease) in net assets from operations	$18,200

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(137)	$(774)
Net realized gain (loss)	14,526	127
Realized gain distributions	5,731	5,598
Net change in unrealized appreciation (depreciation)	(1,920)	15,710

Increase (decrease) in net assets from operations	18,200	20,661

Contract owner transactions:
Proceeds from units sold	119	121
Cost of units redeemed	(58,821)	(1,747)
Account charges	(30)	(60)
Increase (decrease)	(58,732)	(1,686)
Net increase (decrease)	(40,532)	18,975
Net assets, beginning	77,236	58,261
Net assets, ending	$36,704	$77,236

Units sold	8	11
Units redeemed	(3,957)	(142)
Net increase (decrease)	(3,949)	(131)
Units outstanding, beginning	6,031	6,162
Units outstanding, ending	2,082	6,031

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$84,429
Cost of units redeemed/account charges	(108,756)
Net investment income (loss)	(2,327)
Net realized gain (loss)	15,840
Realized gain distributions	35,233
Net change in unrealized appreciation (depreciation)	12,285
Net assets	$36,704

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.63	2	$37	1.25%	37.7%
12/31/2019	12.81	6	77	1.25%	35.5%
12/31/2018	9.45	6	58	1.25%	0.7%
12/31/2017	9.39	6	60	1.25%	28.7%
12/31/2016	7.29	5	39	1.25%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	0.2%
2018	1.3%
2017	0.0%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Global Research Portfolio Institutional Class - 04-606
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,032	$826	16
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,032

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,032	76	$13.55

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$7
Mortality & expense charges	(9)
Net investment income (loss)	(2)

Gain (loss) on investments:
Net realized gain (loss)	46
Realized gain distributions	45
Net change in unrealized appreciation (depreciation)	71
Net gain (loss)	162

Increase (decrease) in net assets from operations	$160

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2)	$(95)
Net realized gain (loss)	46	5,861
Realized gain distributions	45	1,103
Net change in unrealized appreciation (depreciation)	71	(3,290)

Increase (decrease) in net assets from operations	160	3,579

Contract owner transactions:
Proceeds from units sold	-	876
Cost of units redeemed	(2)	(19,562)
Account charges	(1)	(2)
Increase (decrease)	(3)	(18,688)
Net increase (decrease)	157	(15,109)
Net assets, beginning	875	15,984
Net assets, ending	$1,032	$875

Units sold	-	76
Units redeemed	(1)	(1,781)
Net increase (decrease)	(1)	(1,705)
Units outstanding, beginning	77	1,782
Units outstanding, ending	76	77

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$266,440
Cost of units redeemed/account charges	(288,223)
Net investment income (loss)	(1,687)
Net realized gain (loss)	23,148
Realized gain distributions	1,148
Net change in unrealized appreciation (depreciation)	206
Net assets	$1,032

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$13.55	0	$1	1.25%	18.6%
12/31/2019	11.43	0	1	1.25%	27.4%
12/31/2018	8.97	2	16	1.25%	-8.0%
12/31/2017	9.75	5	47	1.25%	25.5%
12/31/2016	7.77	7	56	1.25%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.3%
2018	0.6%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Overseas Portfolio Service Class - 04-609
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,248	$5,431	143
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,248

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,248	632	$8.31

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$52
Mortality & expense charges	(53)
Net investment income (loss)	(1)

Gain (loss) on investments:
Net realized gain (loss)	(15)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	684
Net gain (loss)	669

Increase (decrease) in net assets from operations	$668

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1)	$25
Net realized gain (loss)	(15)	(18)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	684	912

Increase (decrease) in net assets from operations	668	919

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(1)	-
Account charges	-	-
Increase (decrease)	(1)	-
Net increase (decrease)	667	919
Net assets, beginning	4,581	3,662
Net assets, ending	$5,248	$4,581

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	632	632
Units outstanding, ending	632	632

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$127,382
Cost of units redeemed/account charges	(122,108)
Net investment income (loss)	(1,127)
Net realized gain (loss)	(2,452)
Realized gain distributions	3,736
Net change in unrealized appreciation (depreciation)	(183)
Net assets	$5,248

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.31	1	$5	1.25%	14.6%
12/31/2019	7.25	1	5	1.25%	25.1%
12/31/2018	5.79	1	4	1.25%	-16.2%
12/31/2017	6.91	1	5	1.25%	29.2%
12/31/2016	5.35	1	4	1.25%	-7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.1%
2019	1.8%
2018	1.8%
2017	1.6%
2016	4.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Mid Cap Value Portfolio Service Class - 04-259
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1	-	$12.93

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$229
Mortality & expense charges	(542)
Net investment income (loss)	(313)

Gain (loss) on investments:
Net realized gain (loss)	(6,271)
Realized gain distributions	1,139
Net change in unrealized appreciation (depreciation)	(2,305)
Net gain (loss)	(7,437)

Increase (decrease) in net assets from operations	$(7,750)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(313)	$144
Net realized gain (loss)	(6,271)	(238)
Realized gain distributions	1,139	4,686
Net change in unrealized appreciation (depreciation)	(2,305)	10,308

Increase (decrease) in net assets from operations	(7,750)	14,900

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(58,048)	(2,549)
Account charges	-	-
Increase (decrease)	(58,048)	(2,549)
Net increase (decrease)	(65,798)	12,351
Net assets, beginning	65,799	53,448
Net assets, ending	$1	$65,799

Units sold	-	-
Units redeemed	(4,966)	(215)
Net increase (decrease)	(4,966)	(215)
Units outstanding, beginning	4,966	5,181
Units outstanding, ending	-	4,966

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$107,121
Cost of units redeemed/account charges	(136,440)
Net investment income (loss)	(333)
Net realized gain (loss)	(6,160)
Realized gain distributions	35,813
Net change in unrealized appreciation (depreciation)	-
Net assets	$1

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$12.93	0	$0	1.25%	-2.4%
12/31/2019	13.25	5	66	1.25%	28.4%
12/31/2018	10.32	5	53	1.25%	-14.9%
12/31/2017	12.12	5	66	1.25%	12.2%
12/31/2016	10.80	6	61	1.25%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.5%
2018	1.0%
2017	0.6%
2016	0.9%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Janus Henderson Balanced Portfolio Service Class - 04-611
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,199,217	$1,585,026	47,703
Receivables: investments sold	-
Payables: investments purchased	(74)
Cumulative net assets	$2,199,143

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,199,143	280,978	$7.83

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$42,916
Mortality & expense charges	(26,013)
Net investment income (loss)	16,903

Gain (loss) on investments:
Net realized gain (loss)	56,685
Realized gain distributions	19,406
Net change in unrealized appreciation (depreciation)	153,347
Net gain (loss)	229,438

Increase (decrease) in net assets from operations	$246,341

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,903	$8,298
Net realized gain (loss)	56,685	57,167
Realized gain distributions	19,406	55,465
Net change in unrealized appreciation (depreciation)	153,347	282,954

Increase (decrease) in net assets from operations	246,341	403,884

Contract owner transactions:
Proceeds from units sold	2,040	16,437
Cost of units redeemed	(242,289)	(376,015)
Account charges	(1,638)	(1,797)
Increase (decrease)	(241,887)	(361,375)
Net increase (decrease)	4,454	42,509
Net assets, beginning	2,194,689	2,152,180
Net assets, ending	$2,199,143	$2,194,689

Units sold	385	2,564
Units redeemed	(35,184)	(60,716)
Net increase (decrease)	(34,799)	(58,152)
Units outstanding, beginning	315,777	373,929
Units outstanding, ending	280,978	315,777

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$2,711,347
Cost of units redeemed/account charges	(1,549,271)
Net investment income (loss)	61,084
Net realized gain (loss)	214,455
Realized gain distributions	147,337
Net change in unrealized appreciation (depreciation)	614,191
Net assets	$2,199,143

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.83	281	$2,199	1.25%	12.6%
12/31/2019	6.95	316	2,195	1.25%	20.8%
12/31/2018	5.76	374	2,152	1.25%	-0.8%
12/31/2017	5.80	463	2,688	1.25%	16.7%
12/31/2016	4.97	527	2,619	1.25%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.0%
2019	1.6%
2018	1.8%
2017	1.4%
2016	1.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$39,552	$38,480	2,568
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$39,551

	Net Assets	Units Outstanding	Accumulation Unit Value
	$39,551	3,525	$11.22

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$404
Mortality & expense charges	(428)
Net investment income (loss)	(24)

Gain (loss) on investments:
Net realized gain (loss)	(1,108)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(1,727)
Net gain (loss)	(2,835)

Increase (decrease) in net assets from operations	$(2,859)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(24)	$(234)
Net realized gain (loss)	(1,108)	112
Realized gain distributions	-	5,103
Net change in unrealized appreciation (depreciation)	(1,727)	1,010

Increase (decrease) in net assets from operations	(2,859)	5,991

Contract owner transactions:
Proceeds from units sold	-	2
Cost of units redeemed	(2,379)	(476)
Account charges	(14)	(21)
Increase (decrease)	(2,393)	(495)
Net increase (decrease)	(5,252)	5,496
Net assets, beginning	44,803	39,307
Net assets, ending	$39,551	$44,803

Units sold	-	-
Units redeemed	(315)	(45)
Net increase (decrease)	(315)	(45)
Units outstanding, beginning	3,840	3,885
Units outstanding, ending	3,525	3,840

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$450,269
Cost of units redeemed/account charges	(445,773)
Net investment income (loss)	(5,888)
Net realized gain (loss)	(11,526)
Realized gain distributions	51,397
Net change in unrealized appreciation (depreciation)	1,072
Net assets	$39,551

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.22	4	$40	1.25%	-3.8%
12/31/2019	11.67	4	45	1.25%	15.3%
12/31/2018	10.12	4	39	1.25%	-16.3%
12/31/2017	12.09	5	63	1.25%	15.3%
12/31/2016	10.49	5	56	1.25%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.0%
2019	0.7%
2018	0.7%
2017	0.8%
2016	0.7%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Neuberger Berman Short Duration Bond Portfolio I Class - 04-875
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,762	$12,561	1,101
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,762

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,762	2,129	$5.52

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$271
Mortality & expense charges	(150)
Net investment income (loss)	121

Gain (loss) on investments:
Net realized gain (loss)	(135)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	248
Net gain (loss)	113

Increase (decrease) in net assets from operations	$234

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$121	$86
Net realized gain (loss)	(135)	(153)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	248	402

Increase (decrease) in net assets from operations	234	335

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(1,383)	(1,819)
Account charges	(13)	(21)
Increase (decrease)	(1,396)	(1,840)
Net increase (decrease)	(1,162)	(1,505)
Net assets, beginning	12,924	14,429
Net assets, ending	$11,762	$12,924

Units sold	-	-
Units redeemed	(262)	(342)
Net increase (decrease)	(262)	(342)
Units outstanding, beginning	2,391	2,733
Units outstanding, ending	2,129	2,391

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$484,473
Cost of units redeemed/account charges	(458,985)
Net investment income (loss)	22,595
Net realized gain (loss)	(35,522)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	(799)
Net assets	$11,762

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.52	2	$12	1.25%	2.2%
12/31/2019	5.41	2	13	1.25%	2.4%
12/31/2018	5.28	3	14	1.25%	-0.2%
12/31/2017	5.29	3	14	1.25%	-0.4%
12/31/2016	5.31	3	15	1.25%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.2%
2019	1.9%
2018	1.6%
2017	1.4%
2016	1.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$30,625	$22,850	849
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$30,624

	Net Assets	Units Outstanding	Accumulation Unit Value
	$30,624	1,197	$25.59

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(276)
Net investment income (loss)	(276)

Gain (loss) on investments:
Net realized gain (loss)	56
Realized gain distributions	1,367
Net change in unrealized appreciation (depreciation)	6,988
Net gain (loss)	8,411

Increase (decrease) in net assets from operations	$8,135

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(276)	$(206)
Net realized gain (loss)	56	43
Realized gain distributions	1,367	1,284
Net change in unrealized appreciation (depreciation)	6,988	2,882

Increase (decrease) in net assets from operations	8,135	4,003

Contract owner transactions:
Proceeds from units sold	4,730	2,503
Cost of units redeemed	(91)	(784)
Account charges	(37)	(30)
Increase (decrease)	4,602	1,689
Net increase (decrease)	12,737	5,692
Net assets, beginning	17,887	12,195
Net assets, ending	$30,624	$17,887

Units sold	237	152
Units redeemed	(5)	(47)
Net increase (decrease)	232	105
Units outstanding, beginning	965	860
Units outstanding, ending	1,197	965

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$53,717
Cost of units redeemed/account charges	(45,773)
Net investment income (loss)	(2,555)
Net realized gain (loss)	(7,729)
Realized gain distributions	25,189
Net change in unrealized appreciation (depreciation)	7,775
Net assets	$30,624

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$25.59	1	$31	1.25%	38.0%
12/31/2019	18.54	1	18	1.25%	30.8%
12/31/2018	14.17	1	12	1.25%	-7.7%
12/31/2017	15.36	1	13	1.25%	23.0%
12/31/2016	12.49	1	11	1.25%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Pioneer Equity Income VCT Portfolio I Class - 04-CPF
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,076,260	$5,953,359	262,806
Receivables: investments sold	-
Payables: investments purchased	(138)
Cumulative net assets	$4,076,122

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,076,122	646,759	$6.30

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$100,961
Mortality & expense charges	(46,701)
Net investment income (loss)	54,260

Gain (loss) on investments:
Net realized gain (loss)	(155,876)
Realized gain distributions	146,480
Net change in unrealized appreciation (depreciation)	(125,387)
Net gain (loss)	(134,783)

Increase (decrease) in net assets from operations	$(80,523)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$54,260	$61,841
Net realized gain (loss)	(155,876)	(293,281)
Realized gain distributions	146,480	1,759,168
Net change in unrealized appreciation (depreciation)	(125,387)	(641,399)

Increase (decrease) in net assets from operations	(80,523)	886,329

Contract owner transactions:
Proceeds from units sold	1,739	1,684
Cost of units redeemed	(176,007)	(396,220)
Account charges	(1,865)	(2,262)
Increase (decrease)	(176,133)	(396,798)
Net increase (decrease)	(256,656)	489,531
Net assets, beginning	4,332,778	3,843,247
Net assets, ending	$4,076,122	$4,332,778

Units sold	1,121	313
Units redeemed	(33,008)	(68,111)
Net increase (decrease)	(31,887)	(67,798)
Units outstanding, beginning	678,646	746,444
Units outstanding, ending	646,759	678,646

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$5,125,910
Cost of units redeemed/account charges	(2,028,525)
Net investment income (loss)	203,341
Net realized gain (loss)	(495,515)
Realized gain distributions	3,148,010
Net change in unrealized appreciation (depreciation)	(1,877,099)
Net assets	$4,076,122

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.30	647	$4,076	1.25%	-1.3%
12/31/2019	6.38	679	4,333	1.25%	24.0%
12/31/2018	5.15	746	3,843	1.25%	-9.7%
12/31/2017	5.70	827	4,717	1.25%	14.0%
12/31/2016	5.00	1,013	5,067	1.25%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.4%
2019	2.8%
2018	2.5%
2017	1.6%
2016	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Pioneer Fund VCT Portfolio I Class - 04-596
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,628	$9,640	690
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,628

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,628	655	$17.75

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$103
Mortality & expense charges	(167)
Net investment income (loss)	(64)

Gain (loss) on investments:
Net realized gain (loss)	(5,678)
Realized gain distributions	944
Net change in unrealized appreciation (depreciation)	4,902
Net gain (loss)	168

Increase (decrease) in net assets from operations	$104

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(64)	$(155)
Net realized gain (loss)	(5,678)	(8,263)
Realized gain distributions	944	7,050
Net change in unrealized appreciation (depreciation)	4,902	12,346

Increase (decrease) in net assets from operations	104	10,978

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(12,343)	(29,261)
Account charges	(29)	(40)
Increase (decrease)	(12,372)	(29,301)
Net increase (decrease)	(12,268)	(18,323)
Net assets, beginning	23,896	42,219
Net assets, ending	$11,628	$23,896

Units sold	676	-
Units redeemed	(1,674)	(2,134)
Net increase (decrease)	(998)	(2,134)
Units outstanding, beginning	1,653	3,787
Units outstanding, ending	655	1,653

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$365,175
Cost of units redeemed/account charges	(437,509)
Net investment income (loss)	1,025
Net realized gain (loss)	(15,781)
Realized gain distributions	96,730
Net change in unrealized appreciation (depreciation)	1,988
Net assets	$11,628

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$17.75	1	$12	1.25%	22.7%
12/31/2019	14.46	2	24	1.25%	29.7%
12/31/2018	11.15	4	42	1.25%	-2.7%
12/31/2017	11.46	4	49	1.25%	20.2%
12/31/2016	9.54	9	89	1.25%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	1.2%
2018	1.2%
2017	1.1%
2016	1.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$16,275	$11,553	433
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$16,275

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,275	762	$21.36

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(149)
Net investment income (loss)	(149)

Gain (loss) on investments:
Net realized gain (loss)	100
Realized gain distributions	915
Net change in unrealized appreciation (depreciation)	3,556
Net gain (loss)	4,571

Increase (decrease) in net assets from operations	$4,422

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(149)	$(117)
Net realized gain (loss)	100	43
Realized gain distributions	915	1,154
Net change in unrealized appreciation (depreciation)	3,556	1,360

Increase (decrease) in net assets from operations	4,422	2,440

Contract owner transactions:
Proceeds from units sold	2,377	-
Cost of units redeemed	(512)	(287)
Account charges	(1)	(1)
Increase (decrease)	1,864	(288)
Net increase (decrease)	6,286	2,152
Net assets, beginning	9,989	7,837
Net assets, ending	$16,275	$9,989

Units sold	149	-
Units redeemed	(30)	(20)
Net increase (decrease)	119	(20)
Units outstanding, beginning	643	663
Units outstanding, ending	762	643

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$197,731
Cost of units redeemed/account charges	(214,362)
Net investment income (loss)	(7,331)
Net realized gain (loss)	(6,494)
Realized gain distributions	42,009
Net change in unrealized appreciation (depreciation)	4,722
Net assets	$16,275

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$21.36	1	$16	1.25%	37.4%
12/31/2019	15.54	1	10	1.25%	31.4%
12/31/2018	11.83	1	8	1.25%	-7.6%
12/31/2017	12.81	1	12	1.25%	28.4%
12/31/2016	9.97	2	20	1.25%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Pioneer Equity Income VCT Portfolio II Class - 04-598
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$48,059	$62,128	3,043
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$48,058

	Net Assets	Units Outstanding	Accumulation Unit Value
	$48,058	2,851	$16.85

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,063
Mortality & expense charges	(556)
Net investment income (loss)	507

Gain (loss) on investments:
Net realized gain (loss)	(1,613)
Realized gain distributions	1,718
Net change in unrealized appreciation (depreciation)	(1,732)
Net gain (loss)	(1,627)

Increase (decrease) in net assets from operations	$(1,120)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$507	$499
Net realized gain (loss)	(1,613)	(7,724)
Realized gain distributions	1,718	16,653
Net change in unrealized appreciation (depreciation)	(1,732)	(538)

Increase (decrease) in net assets from operations	(1,120)	8,890

Contract owner transactions:
Proceeds from units sold	-	14,699
Cost of units redeemed	(2,708)	(12,823)
Account charges	(15)	(22)
Increase (decrease)	(2,723)	1,854
Net increase (decrease)	(3,843)	10,744
Net assets, beginning	51,901	41,157
Net assets, ending	$48,058	$51,901

Units sold	-	891
Units redeemed	(182)	(833)
Net increase (decrease)	(182)	58
Units outstanding, beginning	3,033	2,975
Units outstanding, ending	2,851	3,033

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$140,810
Cost of units redeemed/account charges	(115,217)
Net investment income (loss)	2,302
Net realized gain (loss)	(2,520)
Realized gain distributions	36,752
Net change in unrealized appreciation (depreciation)	(14,069)
Net assets	$48,058

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$16.85	3	$48	1.25%	-1.5%
12/31/2019	17.11	3	52	1.25%	23.7%
12/31/2018	13.84	3	41	1.25%	-9.9%
12/31/2017	15.36	3	48	1.25%	13.8%
12/31/2016	13.50	9	124	1.25%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.1%
2019	2.2%
2018	2.2%
2017	1.2%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Pioneer Bond VCT Portfolio I Class - 04-CPG
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,227,538	$1,144,539	104,201
Receivables: investments sold	-
Payables: investments purchased	(41)
Cumulative net assets	$1,227,497

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,227,497	210,466	$5.83

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$34,101
Mortality & expense charges	(14,059)
Net investment income (loss)	20,042

Gain (loss) on investments:
Net realized gain (loss)	2,532
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	58,384
Net gain (loss)	60,916

Increase (decrease) in net assets from operations	$80,958

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$20,042	$22,921
Net realized gain (loss)	2,532	(1,290)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	58,384	63,180

Increase (decrease) in net assets from operations	80,958	84,811

Contract owner transactions:
Proceeds from units sold	99,924	23,362
Cost of units redeemed	(61,151)	(148,781)
Account charges	(373)	(488)
Increase (decrease)	38,400	(125,907)
Net increase (decrease)	119,358	(41,096)
Net assets, beginning	1,108,139	1,149,235
Net assets, ending	$1,227,497	$1,108,139

Units sold	18,113	4,348
Units redeemed	(11,642)	(28,693)
Net increase (decrease)	6,471	(24,345)
Units outstanding, beginning	203,995	228,340
Units outstanding, ending	210,466	203,995

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,544,935
Cost of units redeemed/account charges	(498,635)
Net investment income (loss)	89,388
Net realized gain (loss)	961
Realized gain distributions	7,849
Net change in unrealized appreciation (depreciation)	82,999
Net assets	$1,227,497

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$5.83	210	$1,227	1.25%	7.4%
12/31/2019	5.43	204	1,108	1.25%	7.9%
12/31/2018	5.03	228	1,149	1.25%	-2.1%
12/31/2017	5.14	243	1,247	1.25%	2.7%
12/31/2016	5.00	280	1,402	1.25%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	2.9%
2019	3.2%
2018	3.3%
2017	2.8%
2016	0.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Royce Capital Small-Cap Portfolio Investor Class - 04-750
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1	$2	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1	-	$8.47

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(365)
Net investment income (loss)	(365)

Gain (loss) on investments:
Net realized gain (loss)	(17,264)
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,120
Net gain (loss)	(10,144)

Increase (decrease) in net assets from operations	$(10,509)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(365)	$(275)
Net realized gain (loss)	(17,264)	(446)
Realized gain distributions	-	5,781
Net change in unrealized appreciation (depreciation)	7,120	2,268

Increase (decrease) in net assets from operations	(10,509)	7,328

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(39,430)	(1,845)
Account charges	-	-
Increase (decrease)	(39,430)	(1,845)
Net increase (decrease)	(49,939)	5,483
Net assets, beginning	49,940	44,457
Net assets, ending	$1	$49,940

Units sold	-	-
Units redeemed	(5,405)	(234)
Net increase (decrease)	(5,405)	(234)
Units outstanding, beginning	5,405	5,639
Units outstanding, ending	-	5,405

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$169,468
Cost of units redeemed/account charges	(195,174)
Net investment income (loss)	(4,522)
Net realized gain (loss)	(26,866)
Realized gain distributions	57,096
Net change in unrealized appreciation (depreciation)	(1)
Net assets	$1

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.47	0	$0	1.25%	-8.3%
12/31/2019	9.24	5	50	1.25%	17.2%
12/31/2018	7.88	6	44	1.25%	-9.5%
12/31/2017	8.71	6	52	1.25%	4.1%
12/31/2016	8.37	6	52	1.25%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.7%
2018	0.8%
2017	0.9%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
T. Rowe Price Equity Income Portfolio - 04-580
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,379,181	$3,172,633	128,922
Receivables: investments sold	-
Payables: investments purchased	(114)
Cumulative net assets	$3,379,067

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,379,067	107,711	$31.37

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$70,899
Mortality & expense charges	(39,347)
Net investment income (loss)	31,552

Gain (loss) on investments:
Net realized gain (loss)	(92,160)
Realized gain distributions	71,564
Net change in unrealized appreciation (depreciation)	(187,688)
Net gain (loss)	(208,284)

Increase (decrease) in net assets from operations	$(176,732)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$31,552	$42,870
Net realized gain (loss)	(92,160)	27,094
Realized gain distributions	71,564	249,204
Net change in unrealized appreciation (depreciation)	(187,688)	558,097

Increase (decrease) in net assets from operations	(176,732)	877,265

Contract owner transactions:
Proceeds from units sold	26,840	44,077
Cost of units redeemed	(699,242)	(329,445)
Account charges	(2,164)	(2,722)
Increase (decrease)	(674,566)	(288,090)
Net increase (decrease)	(851,298)	589,175
Net assets, beginning	4,230,365	3,641,190
Net assets, ending	$3,379,067	$4,230,365

Units sold	983	1,598
Units redeemed	(28,019)	(11,627)
Net increase (decrease)	(27,036)	(10,029)
Units outstanding, beginning	134,747	144,776
Units outstanding, ending	107,711	134,747

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$52,251,009
Cost of units redeemed/account charges	(65,380,348)
Net investment income (loss)	6,080,341
Net realized gain (loss)	5,419,637
Realized gain distributions	4,801,880
Net change in unrealized appreciation (depreciation)	206,548
Net assets	$3,379,067

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$31.37	108	$3,379	1.25%	-0.1%
12/31/2019	31.39	135	4,230	1.25%	24.8%
12/31/2018	25.15	145	3,641	1.25%	-10.6%
12/31/2017	28.14	168	4,725	1.25%	14.6%
12/31/2016	24.56	222	5,459	1.25%	17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	2.1%
2017	1.6%
2016	2.2%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
T. Rowe Price Limited-Term Bond Portfolio - 04-585
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$24,625	$23,919	4,925
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$24,625

	Net Assets	Units Outstanding	Accumulation Unit Value
	$24,625	3,979	$6.19

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$526
Mortality & expense charges	(331)
Net investment income (loss)	195

Gain (loss) on investments:
Net realized gain (loss)	87
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	577
Net gain (loss)	664

Increase (decrease) in net assets from operations	$859

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$195	$661
Net realized gain (loss)	87	(2,017)
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	577	3,384

Increase (decrease) in net assets from operations	859	2,028

Contract owner transactions:
Proceeds from units sold	724	36,529
Cost of units redeemed	(8,694)	(87,836)
Account charges	(52)	(66)
Increase (decrease)	(8,022)	(51,373)
Net increase (decrease)	(7,163)	(49,345)
Net assets, beginning	31,788	81,133
Net assets, ending	$24,625	$31,788

Units sold	297	6,148
Units redeemed	(1,630)	(14,809)
Net increase (decrease)	(1,333)	(8,661)
Units outstanding, beginning	5,312	13,973
Units outstanding, ending	3,979	5,312

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,190,506
Cost of units redeemed/account charges	(1,193,750)
Net investment income (loss)	25,210
Net realized gain (loss)	(1,042)
Realized gain distributions	2,995
Net change in unrealized appreciation (depreciation)	706
Net assets	$24,625

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$6.19	4	$25	1.25%	3.4%
12/31/2019	5.98	5	32	1.25%	3.1%
12/31/2018	5.81	14	81	1.25%	-0.1%
12/31/2017	5.81	16	93	1.25%	-0.2%
12/31/2016	5.82	23	136	1.25%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.9%
2019	2.4%
2018	2.0%
2017	1.4%
2016	1.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
T. Rowe Price Blue Chip Growth Portfolio - 04-124
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$522,052	$314,179	10,294
Receivables: investments sold	-
Payables: investments purchased	(17)
Cumulative net assets	$522,035

	Net Assets	Units Outstanding	Accumulation Unit Value
	$522,035	18,948	$27.55

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	(4,480)
Net investment income (loss)	(4,480)

Gain (loss) on investments:
Net realized gain (loss)	8,674
Realized gain distributions	16,265
Net change in unrealized appreciation (depreciation)	77,961
Net gain (loss)	102,900

Increase (decrease) in net assets from operations	$98,420

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,480)	$(3,746)
Net realized gain (loss)	8,674	37,408
Realized gain distributions	16,265	7,382
Net change in unrealized appreciation (depreciation)	77,961	30,639

Increase (decrease) in net assets from operations	98,420	71,683

Contract owner transactions:
Proceeds from units sold	137,341	58,474
Cost of units redeemed	(10,289)	(92,303)
Account charges	(164)	(151)
Increase (decrease)	126,888	(33,980)
Net increase (decrease)	225,308	37,703
Net assets, beginning	296,727	259,024
Net assets, ending	$522,035	$296,727

Units sold	5,342	3,035
Units redeemed	(677)	(4,745)
Net increase (decrease)	4,665	(1,710)
Units outstanding, beginning	14,283	15,993
Units outstanding, ending	18,948	14,283

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,175,911
Cost of units redeemed/account charges	(1,046,431)
Net investment income (loss)	(43,586)
Net realized gain (loss)	192,848
Realized gain distributions	35,420
Net change in unrealized appreciation (depreciation)	207,873
Net assets	$522,035

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$27.55	19	$522	1.25%	32.6%
12/31/2019	20.78	14	297	1.25%	28.3%
12/31/2018	16.20	16	259	1.25%	0.6%
12/31/2017	16.09	18	289	1.25%	34.5%
12/31/2016	11.97	20	243	1.25%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Timothy Plan Strategic Growth Variable - 04-127 (Unaudited)
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$8.60

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$-
Mortality & expense charges	-
Net investment income (loss)	-

Gain (loss) on investments:
Net realized gain (loss)	-
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	-
Net gain (loss)	-

Increase (decrease) in net assets from operations	$-

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$-	$-
Net realized gain (loss)	-	-
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	-	-

Increase (decrease) in net assets from operations	-	-

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	-	-
Account charges	-	-
Increase (decrease)	-	-
Net increase (decrease)	-	-
Net assets, beginning	-	-
Net assets, ending	$-	$-

Units sold	-	-
Units redeemed	-	-
Net increase (decrease)	-	-
Units outstanding, beginning	-	-
Units outstanding, ending	-	-

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$13,372
Cost of units redeemed/account charges	(13,986)
Net investment income (loss)	(96)
Net realized gain (loss)	(689)
Realized gain distributions	1,399
Net change in unrealized appreciation (depreciation)	-
Net assets	$-

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.60	0	$0	1.25%	7.8%
12/31/2019	7.98	0	0	1.25%	18.3%
12/31/2018	6.74	0	0	1.25%	-13.0%
12/31/2017	7.75	0	0	1.25%	10.7%
12/31/2016	7.00	0	0	1.25%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%
2016	0.0%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Timothy Plan Conservative Growth Variable - 04-126
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$23,003	$21,981	1,974
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$23,003

	Net Assets	Units Outstanding	Accumulation Unit Value
	$23,003	2,746	$8.38

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$155
Mortality & expense charges	(263)
Net investment income (loss)	(108)

Gain (loss) on investments:
Net realized gain (loss)	(2)
Realized gain distributions	781
Net change in unrealized appreciation (depreciation)	813
Net gain (loss)	1,592

Increase (decrease) in net assets from operations	$1,484

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(108)	$(16)
Net realized gain (loss)	(2)	1
Realized gain distributions	781	855
Net change in unrealized appreciation (depreciation)	813	1,855

Increase (decrease) in net assets from operations	1,484	2,695

Contract owner transactions:
Proceeds from units sold	-	-
Cost of units redeemed	(1)	(61)
Account charges	(32)	(32)
Increase (decrease)	(33)	(93)
Net increase (decrease)	1,451	2,602
Net assets, beginning	21,552	18,950
Net assets, ending	$23,003	$21,552

Units sold	-	-
Units redeemed	(4)	(12)
Net increase (decrease)	(4)	(12)
Units outstanding, beginning	2,750	2,762
Units outstanding, ending	2,746	2,750

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$108,662
Cost of units redeemed/account charges	(105,964)
Net investment income (loss)	697
Net realized gain (loss)	10,053
Realized gain distributions	8,533
Net change in unrealized appreciation (depreciation)	1,022
Net assets	$23,003

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$8.38	3	$23	1.25%	6.9%
12/31/2019	7.84	3	22	1.25%	14.2%
12/31/2018	6.86	3	19	1.25%	-9.9%
12/31/2017	7.61	2	12	1.25%	8.0%
12/31/2016	7.05	2	15	1.25%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.7%
2019	1.2%
2018	1.4%
2017	0.5%
2016	0.5%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Vanguard VIF Mid-Cap Index Portfolio - 04-118
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$319,131	$227,562	12,383
Receivables: investments sold	-
Payables: investments purchased	(10)
Cumulative net assets	$319,121

	Net Assets	Units Outstanding	Accumulation Unit Value
	$319,121	16,662	$19.15

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$4,672
Mortality & expense charges	(3,811)
Net investment income (loss)	861

Gain (loss) on investments:
Net realized gain (loss)	13,271
Realized gain distributions	17,493
Net change in unrealized appreciation (depreciation)	15,673
Net gain (loss)	46,437

Increase (decrease) in net assets from operations	$47,298

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$861	$707
Net realized gain (loss)	13,271	12,753
Realized gain distributions	17,493	24,516
Net change in unrealized appreciation (depreciation)	15,673	43,186

Increase (decrease) in net assets from operations	47,298	81,162

Contract owner transactions:
Proceeds from units sold	31,097	39,571
Cost of units redeemed	(96,888)	(66,559)
Account charges	(102)	(124)
Increase (decrease)	(65,893)	(27,112)
Net increase (decrease)	(18,595)	54,050
Net assets, beginning	337,716	283,666
Net assets, ending	$319,121	$337,716

Units sold	1,947	2,553
Units redeemed	(5,846)	(4,313)
Net increase (decrease)	(3,899)	(1,760)
Units outstanding, beginning	20,561	22,321
Units outstanding, ending	16,662	20,561

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,865,143
Cost of units redeemed/account charges	(2,041,792)
Net investment income (loss)	(1,376)
Net realized gain (loss)	16,443
Realized gain distributions	389,134
Net change in unrealized appreciation (depreciation)	91,569
Net assets	$319,121

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$19.15	17	$319	1.25%	16.6%
12/31/2019	16.43	21	338	1.25%	29.2%
12/31/2018	12.71	22	284	1.25%	-10.5%
12/31/2017	14.19	25	354	1.25%	17.6%
12/31/2016	12.07	40	481	1.25%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.4%
2019	1.5%
2018	1.3%
2017	1.2%
2016	1.1%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Vanguard VIF Small Company Growth Portfolio - 04-119
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$311,648	$258,664	12,725
Receivables: investments sold	-
Payables: investments purchased	(10)
Cumulative net assets	$311,638

	Net Assets	Units Outstanding	Accumulation Unit Value
	$311,638	14,093	$22.11

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$1,592
Mortality & expense charges	(3,053)
Net investment income (loss)	(1,461)

Gain (loss) on investments:
Net realized gain (loss)	(450)
Realized gain distributions	23,013
Net change in unrealized appreciation (depreciation)	34,270
Net gain (loss)	56,833

Increase (decrease) in net assets from operations	$55,372

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,461)	$(1,921)
Net realized gain (loss)	(450)	(279)
Realized gain distributions	23,013	27,909
Net change in unrealized appreciation (depreciation)	34,270	33,051

Increase (decrease) in net assets from operations	55,372	58,760

Contract owner transactions:
Proceeds from units sold	305	11,462
Cost of units redeemed	(1,788)	(78,982)
Account charges	(34)	(36)
Increase (decrease)	(1,517)	(67,556)
Net increase (decrease)	53,855	(8,796)
Net assets, beginning	257,783	266,579
Net assets, ending	$311,638	$257,783

Units sold	18	653
Units redeemed	(107)	(5,026)
Net increase (decrease)	(89)	(4,373)
Units outstanding, beginning	14,182	18,555
Units outstanding, ending	14,093	14,182

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$890,501
Cost of units redeemed/account charges	(899,422)
Net investment income (loss)	(23,065)
Net realized gain (loss)	62,803
Realized gain distributions	227,837
Net change in unrealized appreciation (depreciation)	52,984
Net assets	$311,638

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$22.11	14	$312	1.25%	21.7%
12/31/2019	18.18	14	258	1.25%	26.5%
12/31/2018	14.37	19	267	1.25%	-8.4%
12/31/2017	15.69	22	338	1.25%	21.9%
12/31/2016	12.87	19	241	1.25%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	0.6%
2019	0.5%
2018	0.4%
2017	0.5%
2016	0.4%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Vanguard VIF Total Bond Market Index Portfolio - 04-121
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$385,193	$371,805	30,068
Receivables: investments sold	-
Payables: investments purchased	(13)
Cumulative net assets	$385,180

	Net Assets	Units Outstanding	Accumulation Unit Value
	$385,180	48,393	$7.96

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$3,244
Mortality & expense charges	(2,345)
Net investment income (loss)	899

Gain (loss) on investments:
Net realized gain (loss)	957
Realized gain distributions	-
Net change in unrealized appreciation (depreciation)	7,423
Net gain (loss)	8,380

Increase (decrease) in net assets from operations	$9,279

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$899	$1,715
Net realized gain (loss)	957	321
Realized gain distributions	-	-
Net change in unrealized appreciation (depreciation)	7,423	6,973

Increase (decrease) in net assets from operations	9,279	9,009

Contract owner transactions:
Proceeds from units sold	257,276	2,350
Cost of units redeemed	(8,722)	(7,950)
Account charges	(102)	(101)
Increase (decrease)	248,452	(5,701)
Net increase (decrease)	257,731	3,308
Net assets, beginning	127,449	124,141
Net assets, ending	$385,180	$127,449

Units sold	32,489	315
Units redeemed	(1,108)	(1,087)
Net increase (decrease)	31,381	(772)
Units outstanding, beginning	17,012	17,784
Units outstanding, ending	48,393	17,012

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$1,424,577
Cost of units redeemed/account charges	(1,240,649)
Net investment income (loss)	112,385
Net realized gain (loss)	48,821
Realized gain distributions	26,658
Net change in unrealized appreciation (depreciation)	13,388
Net assets	$385,180

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$7.96	48	$385	1.25%	6.2%
12/31/2019	7.49	17	127	1.25%	7.3%
12/31/2018	6.98	18	124	1.25%	-1.4%
12/31/2017	7.08	32	228	1.25%	2.2%
12/31/2016	6.93	79	547	1.25%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	1.3%
2019	2.6%
2018	2.9%
2017	1.5%
2016	2.3%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust
Vanguard VIF Diversified Value Portfolio - 04-190
Statement of Net Assets
December 31, 2020
	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$31,630	$22,390	2,302
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$31,629

	Net Assets	Units Outstanding	Accumulation Unit Value
	$31,629	2,830	$11.18

Statement of Operations
For the period ended December 31, 2020
Investment Income:
Dividend income	$2,217
Mortality & expense charges	(873)
Net investment income (loss)	1,344

Gain (loss) on investments:
Net realized gain (loss)	(17,443)
Realized gain distributions	14,344
Net change in unrealized appreciation (depreciation)	321
Net gain (loss)	(2,778)

Increase (decrease) in net assets from operations	$(1,434)

Statement of Changes in Net Assets

	Period ended December 31, 2020 *	Period ended December 31, 2019 *
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,344	$1,904
Net realized gain (loss)	(17,443)	2,581
Realized gain distributions	14,344	6,531
Net change in unrealized appreciation (depreciation)	321	12,796

Increase (decrease) in net assets from operations	(1,434)	23,812

Contract owner transactions:
Proceeds from units sold	3,293	17,153
Cost of units redeemed	(62,373)	(51,083)
Account charges	(23)	(27)
Increase (decrease)	(59,103)	(33,957)
Net increase (decrease)	(60,537)	(10,145)
Net assets, beginning	92,166	102,311
Net assets, ending	$31,629	$92,166

Units sold	599	1,730
Units redeemed	(6,871)	(5,171)
Net increase (decrease)	(6,272)	(3,441)
Units outstanding, beginning	9,102	12,543
Units outstanding, ending	2,830	9,102

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2020
Proceeds from units sold	$160,119
Cost of units redeemed/account charges	(203,701)
Net investment income (loss)	12,411
Net realized gain (loss)	(541)
Realized gain distributions	54,101
Net change in unrealized appreciation (depreciation)	9,240
Net assets	$31,629

Financial Highlights
A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2020	$11.18	3	$32	1.25%	10.4%
12/31/2019	10.13	9	92	1.25%	24.1%
12/31/2018	8.16	13	102	1.25%	-10.3%
12/31/2017	9.09	13	114	1.25%	11.8%
12/31/2016	8.13	14	115	1.25%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2020	3.6%
2019	3.4%
2018	2.6%
2017	2.9%
2016	2.6%
The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1. Organization

The AUL American Individual Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2020. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2020.

Currently for years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Auditors covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).  The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Units Outstanding and Accumulation Unit Value

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2020, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$52,052,144	$-	$-	$52,052,144

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2020, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation period, but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed for the years ended December 31, 2020 and 2019, were $28,361 and $31,348, respectively. AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

However, the contract owner has a right to a full refund of the contributions made under the contract for any reason within ten days of receipt. If a particular state allows a longer “free look” period, then such state law will be followed. The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed. Withdrawal charges range from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts and withdrawal charges range from 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts.

All account charges are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets.

Mortality and Expense Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge will not increase. The charges incurred during the years ended December 31, 2020 and 2019, were $574,200 and $565,637, respectively. These charges are recorded as a reduction in net investment income on the accompanying Statement of Operations.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020, by each subaccount, are shown below:

Fund Name	Purchases	Sales
Alger Small Cap Growth Portfolio I-2 Class - 04-515	$36,316	$28,119
Alger Large Cap Growth Portfolio I-2 Class - 04-500	29,101	713,528
AB VPS International Value Portfolio A Class - 04-377	-	740
AB VPS Small Mid Cap Value Portfolio A Class - 04-378	1,534	61,945
American Century VP Income & Growth Fund I Class - 04-425	111,512	17,951
American Century VP International Fund I Class - 04-420	101,139	251,172
American Century VP Ultra Fund I Class - 04-122	1	2,228
American Century VP Mid Cap Value Fund II Class - 04-397	249	3,797
American Century VP Capital Appreciation Fund I Class - 04-410	1,717	30,459
Calvert VP SRI Mid Cap Growth Portfolio - 04-520	2,251	43,350
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382	1	4,201
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646	-	32
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645	224	165,811
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650	6,808	48,367
Fidelity VIP Contrafund Portfolio Initial Class - 04-245	58,762	1,340,006
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205	7,428	193,760
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162	1	65
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161	2	880
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159	-	63
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158	1	72
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157	415	350
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164	-	4,452
Fidelity VIP Growth Portfolio Initial Class - 04-210	29,858	880,270
Fidelity VIP High Income Portfolio Initial Class - 04-215	49,102	81,910
Fidelity VIP Index 500 Portfolio Initial Class - 04-225	35,534	926,172
Fidelity VIP Overseas Portfolio Initial Class - 04-220	1,651	108,554
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941	-	2,156
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230	289,653	162,177
Franklin Allocation VIP Fund 1 Class - 04-908	-	297
Templeton Foreign VIP Fund 2 Class - 04-909	-	2,584
Franklin Small Cap Value VIP Fund 1 Class - 04-906	-	535
Templeton Global Bond VIP Fund 1 Class - 04-907	1	346
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK	1,310,625	1,277,052
Invesco V.I. Core Equity Fund Series II Class - 04-826	-	135
Invesco V.I. International Growth Fund Series II Class - 04-827	-	5,305
Invesco V.I. Diversified Dividend Fund Series I Class - 04-861	-	881
Invesco V.I. Health Care Fund Series I Class - 04-815	-	4,668
Invesco V.I. Global Real Estate Fund Series I Class - 04-825	29,138	5,148
Invesco V.I. High Yield Fund Series I Class - 04-830	-	439
Invesco V.I. Managed Volatility Fund Series I Class - 04-820	174	495
Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607	101,214	25,343
Janus Henderson Forty Portfolio Institutional Class - 04-602	119	59,596
Janus Henderson Global Research Portfolio Institutional Class - 04-606	-	12
Janus Henderson Overseas Portfolio Service Class - 04-609	-	54
Janus Henderson Mid Cap Value Portfolio Service Class - 04-259	-	58,590
Janus Henderson Balanced Portfolio Service Class - 04-611	2,040	269,940
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870	-	2,821
Neuberger Berman Short Duration Bond Portfolio I Class - 04-875	-	1,546
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866	$4,730	$404

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Pioneer Equity Income VCT Portfolio I Class - 04-CPF	$1,739	$224,573
Pioneer Fund VCT Portfolio I Class - 04-596	-	12,539
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597	2,377	662
Pioneer Equity Income VCT Portfolio II Class - 04-598	-	3,279
Pioneer Bond VCT Portfolio I Class - 04-CPG	99,924	75,583
Royce Capital Small-Cap Portfolio Investor Class - 04-750	-	39,795
T. Rowe Price Equity Income Portfolio - 04-580	26,840	740,753
T. Rowe Price Limited-Term Bond Portfolio - 04-585	724	9,077
T. Rowe Price Blue Chip Growth Portfolio - 04-124	137,341	14,933
Timothy Plan Conservative Growth Variable - 04-126	-	296
Vanguard VIF Mid-Cap Index Portfolio - 04-118	31,097	100,801
Vanguard VIF Small Company Growth Portfolio - 04-119	305	4,875
Vanguard VIF Total Bond Market Index Portfolio - 04-121	257,276	11,169
Vanguard VIF Diversified Value Portfolio - 04-190	3,293	63,269
Total	$2,772,217	$8,090,382

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2021, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2020 and 2019 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

March 25, 2021

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2020 and 2019

(In thousands)

	2020	2019
Admitted assets
Bonds, at amortized cost (market value of $13,491,379 and $11,418,243)	$12,168,892	$10,648,022
Stocks
Preferred, at cost (market value of $2,220 and $2,120)	2,000	2,000
Common
Affiliated (cost of $964 and $967)	5,075	4,765
Unaffiliated (cost of $82,738 and $78,190)	83,784	79,307
Mortgage loans	2,408,067	2,389,749
Real estate	89,281	95,561
Other invested assets	260,778	223,252
Securities lending reinvested collateral	657,363	250,082
Derivatives	100,790	52,560
Contract loans	441,012	408,098
Cash and cash equivalents (market value of $200,906 and $170,496)	200,906	170,496
Total cash and invested assets	16,417,948	14,323,892
Other
Premiums deferred and uncollected	87,673	83,804
Reinsurance receivables	26,416	25,247
Investment income due and accrued	109,975	104,836
Federal income tax recoverable	7,688	9,173
Net deferred tax asset	69,474	58,494
Corporate owned life insurance	389,549	362,213
Other assets	48,655	44,441
Separate account assets	18,670,021	16,376,804
Total admitted assets	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2020 and 2019

(In thousands, except share amounts)

Liabilities and surplus
Policy reserves
Life reserves	$2,434,946	$2,233,215
Annuity reserves	9,887,564	9,019,261
Accident and health reserves	221,154	194,214
Other reserves	83,514	81,549
	12,627,178	11,528,239
Policy and contract liabilities
Policy claims in process of settlement	75,892	63,191
Policy dividends payable	28,652	28,579
Deposit-type contracts	1,875,097	1,682,907
Other policy and contract liabilities	2,415	2,428
	1,982,056	1,777,105
General liabilities and other reserves
Accrued commissions and general expenses	161,018	132,288
Taxes, licenses and fees	6,536	7,681
Federal income tax payable	-	3,345
Transfers from separate accounts, due or accrued	(3,959)	(4,446)
Asset valuation reserve	135,464	116,101
Interest maintenance reserve	4,062	2,170
Pension liability	16,785	13,894
Payable for securities lending	657,363	250,082
Derivatives	74,355	41,227
Other liabilities	173,454	119,718
Separate account liabilities	18,670,021	16,376,804
	19,895,099	17,058,864
Total liabilities	34,504,333	30,364,208

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	30,550
Unassigned surplus (includes deferred gain on reinsurance transaction of $9,145 and $14,014 in 2020 and 2019, respectively)	873,816	914,146
Total surplus	1,323,066	1,024,696
Total liabilities and surplus	$35,827,399	$31,388,904

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Premium and other income
Life and annuities	4,457,659	$4,135,651
Accident and health	180,845	168,051
Net investment income	581,555	583,589
Amortization of interest maintenance reserve	1,638	1,689
Ceding commissions, expense allowances and reserve adjustments	43,524	50,929
Other income	154,397	148,338
	5,419,617	5,088,247

Benefits and expenses
Death benefits	169,774	154,458
Accident and health and disability benefits	100,643	85,599
Annuity benefits	156,941	134,720
Surrender benefits and other fund withdrawals	3,654,907	3,688,660
Other benefits	54,107	47,011
Increase in policy reserves	1,095,274	668,911
Separate account transfers	(363,946)	(244,669)
General expenses	313,999	300,850
Commissions and service fees	183,948	195,875
Taxes, licenses and fees	28,322	27,221
Other	(322)	(4,069)
	5,393,645	5,054,567
Net gain from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	25,972	33,680

Dividends to policyholders	29,569	30,179
Federal income tax expense (benefit)	(5,913)	(1,710)
Net gain from operations before net realized capital gains (losses)	2,316	5,211

Net realized capital gains (losses), net of federal income tax expense of $1,551 and $3,345, and net transfers of capital gains (losses) to the interest maintenance reserve of $4,650 and $2,827, in 2020 and 2019, respectively	3,765	(5,125)
Net income	$6,081	$86

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Surplus, beginning of year	$1,024,696	$1,052,563

Net income	6,081	86
Change in unrealized gain	5,128	107
Change in net deferred income tax	16,254	16,941
Change in net unrealized gain (loss) on foreign exchange	(3,928)	(931)
Change in asset valuation reserve	(19,363)	(9,584)
Change in nonadmitted assets	(32,317)	(25,414)
Change in surplus as a result of reinsurance	(4,864)	(4,275)
Cumulative effect of changes in accounting principles	(2,951)	-
Surplus adjustment paid in	338,700	-
Change in pension liability	(4,409)	(4,835)
Other	39	38
Surplus, end of year	$1,323,066	$1,024,696

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2020 and 2019

(In thousands)

	2020	2019

Cash from operations
Premiums and other policy considerations	$4,632,545	$4,294,197
Investment income	586,962	588,600
Other income	193,997	196,220
	5,413,503	5,079,017

Benefits and Separate Account transfers	3,757,652	3,781,223
Commissions and general expenses	527,345	519,445
Federal income taxes including $1,551 and $3,345 for 2020 and 2019 on capital gains (losses)	(634)	2,199
Dividends to policyholders	29,496	30,069
	4,313,859	4,332,936
Net cash provided from operations	1,099,645	746,081

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	1,121,056	1,279,957
Stocks	-	7,712
Mortgage loans	303,131	236,499
Miscellaneous proceeds	123,805	23,041
	1,547,992	1,547,209
Cost of investments acquired
Bonds	2,637,001	1,455,502
Stocks	4,548	-
Mortgage loans	321,408	433,605
Real estate	283	8,032
Other invested assets	512,953	145,572
	3,476,193	2,042,711
Increase in contract loans	32,914	41,664
Net cash used from investments	(1,961,115)	(537,166)
Cash from financing and miscellaneous sources
Paid in surplus	338,700	-
Net deposits on deposit-type contracts	192,190	(156,857)
Other uses	360,990	(27,618)
Net cash used from financing and miscellaneous sources	891,880	(184,475)
Net change in cash	30,410	24,440
Cash and cash equivalents, beginning of year	170,496	146,056
Cash and cash equivalents, end of year	$200,906	$170,496

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2020 and 2019

(In thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Fifty-two percent of AUL’s direct premiums for the year ended December 31, 2020 were generated in six states: Indiana, California, Texas, Illinois, Wisconsin and Ohio.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2020 and 2019 between NAIC SAP and practices prescribed or permitted by the State of Indiana follows:

	SSAP #	2020	2019

Audited statutory net income, Indiana state basis		$6,081	$86
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	2,268	1,735
Statutory net income (loss), NAIC SAP		$3,813	$(1,649)
Audited statutory surplus, Indiana state basis		$1,323,066	$1,024,696
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	4,092	1,825
Statutory surplus, NAIC SAP		$1,318,974	$1,022,871

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve (“AVR”) and an interest maintenance reserve (“IMR”) are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

●	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3,665 and resulted in a cumulative adjustment that decreased surplus by $2,951 net of the current tax impact of $714.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities beginning January 1, 2018 using the systematic value approach. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2020, the cash surrender value in an investment vehicle is $389,549 and is allocated into the following categories based on primary underlying investment characteristics: 15% bonds, 21% stocks, 3% mortgage loans, 3% cash and short-term investments, 58% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Subprime Risk Exposure

Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $154,858 and $138,919 as of December 31, 2020 and 2019, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2020 and 2019 was $16,627 and $16,584, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1961, 1980, 2001, and 2017 CSO tables) prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2,894 and $2,579 for the years ended December 31, 2020 and 2019, respectively. Future lease commitments are as follows: 2021, $1,117; 2022, $472; 2023, $250; 2024, $75; 2025, $0.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,324 and $1,445 as of December 31, 2020 and 2019, respectively.

Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Management did not elect to use hedge accounting for the significant majority of these derivatives, but they do provide an assumed economic hedge against certain anticipated transactions.

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2020, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2020, statutory surplus was $564,058 and $28,191 for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2020 and 2019 for such services were $47,499 and $44,490, respectively.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,217,500 and $2,013,800 at December 31, 2020 and December 31, 2019, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made three of the seven contributions agreed to in the permitted practice, as well as the fourth payment in March 2021. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The aggregate amount of the guaranteed liabilities of Westport Life is far higher than its capital and surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4,900 and $4,300 of the deferred gain amortization in 2020 and 2019, respectively. The deferred gain balance was $9,100 and $13,400 at December 31, 2020 and 2019, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $2,047 in both 2020 and 2019, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1,063 and $1,045 in 2020 and 2019, respectively. The Company made no capital contributions to OAS in 2020 or 2019. During 2020 and 2019, OAS paid a dividend of $1,500 and $500 respectively to AUL.

The Company earned fees of $4,441 and $3,516 in 2020 and 2019, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $433 in both 2020 and 2019, respectively, from RMS. The Company made noncash capital contributions to RMS of $2,500 and $4,000 in 2020 and 2019, respectively. During 2020 and 2019, the Company recognized a realized impairment loss of $1,586 and $3,252, respectively on its investment in RMS.

During 2020 and 2019, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20,247 and $18,359 respectively.

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $10,395 and $9,644 in 2020 and 2019, respectively. OAM also provides investment management services to AUL and fees for this service were $12,633 and $11,138 in 2020 and 2019, respectively.

In September 2020, OneAmerica issued $400,000 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

				Estimated
	Admitted	Unrealized		Fair
2019	Value	Gains	Losses	Value

U.S. government bonds	$881,155	$40,854	$1,464	$920,545
All other government bonds	19,787	1,889	70	21,606
Special revenue and special assessment	553,318	44,778	1,400	596,696
Hybrid bonds	57,790	5,274	2,142	60,922
Industrial and miscellaneous	9,130,935	699,983	17,632	9,813,286
SVO identified funds	5,037	151	-	5,188
	$10,648,022	$792,929	$22,708	$11,418,243

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Special revenue and assessment	-	-	-	-	-	-
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

	Less than		12 Months
	12 Months		or More		Total
2019	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$97,209	$1,200	$10,999	$264	$108,208	$1,464
All other government bonds	3,921	70	-	-	3,921	70
Special revenue and assessment	30,405	1,400	-	-	30,405	1,400
Hybrid bonds	321	1	21,105	2,141	21,426	2,142
Industrial and miscellaneous	644,027	5,160	821,747	12,472	1,465,774	17,632
	$775,883	$7,831	$853,851	$14,877	$1,629,734	$22,708

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2020 or 2019.

The admitted value and estimated fair value of bonds at December 31, 2020, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$311,192	$316,329
Due after one year through five years	1,784,241	1,938,395
Due after five years through ten years	2,644,538	2,931,401
Due after ten years	4,104,167	4,853,204
	8,844,138	10,039,329
Mortgage-backed securities	3,324,754	3,452,050
	$12,168,892	$13,491,379

Proceeds from sales of investments in bonds during 2020 were $280,809. Gross gains of $5,007 and gross losses of $820 were realized on those disposals. Proceeds from sales of investments in bonds during 2019 were $640,546. Gross gains of $10,556 and gross losses of $6,247 were realized on those disposals.

Securities sold, redeemed or otherwise disposed as a result of a callable feature included 68 CUSIPS with a total of $4,779 of investment income generated.

Loan-backed securities owned at December 31, 2020 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 Months	$18,020
	12 Months or Longer	$7,268

The aggregate related fair value of securities with unrealized losses:
	Less than 12 Months	$540,848
	12 Months or Longer	$612,494

Total capital gains (losses) of $4,650 and $2,827 before tax were transferred to IMR in 2020 and 2019, respectively.

At December 31, 2020 and 2019, the common stock unrealized appreciation of $5,157 and $4,915, respectively, is comprised of $5,164 and $4,920 of unrealized gains and $7 and $5 of unrealized losses and has been reflected directly in surplus. In 2020, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Net investment income consists of the following:

	2020	2019

Interest	$589,473	$586,777
Dividends	4,553	4,491
Rental Income	20,683	18,130
Other	10,519	14,952
Gross investment income	625,228	624,350

Less investment expenses	43,673	40,761
Net investment income	$581,555	$583,589

There was no non-admitted accrued investment income at December 31, 2020 or 2019. Net investment income includes $2,717 and $3,136 of capitalized interest on bonds which is a non-cash transaction at December 31, 2020 and 2019, respectively.

At December 31, 2020 and 2019, investments in bonds with an admitted asset value of $3,729 and $3,723 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of approximately $85,600 and $35,820 at December 31, 2020 and 2019, respectively. AUL had $191,850 outstanding commitments on its other invested assets portfolio as of December 31, 2020 and $78,044 outstanding commitments at December 31, 2019.

AUL did not hold any structured notes at December 31, 2020 or 2019.

Reported values for subsidiary controlled and affiliated investments:

								NAIC
								Disallowed
								Entity’s
								Valuation
						NAIC		Method,
				Date of		Response	NAIC	Resubmission
	Gross	Nonadmitted	Admitted	Filing to	Type of	Received	Valuation	Required
Description	Asset	Amount	Asset	NAIC	Filing	(Y/N)	Amount	(Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	5,075	-	5,075	10/13/2020	Sub-2	Y	4,933	N
MRO-A	741	741	-	N/A	N/A	N/A	N/A	N/A
Total	$5,816	$741	$5,075

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2020, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 30 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total

Apartments	$557,111	23.1%	$537,044	22.5%
Industrial/warehouse	637,134	26.5%	559,837	23.4%
Medical office	64,309	2.7%	72,948	3.1%
Office	258,018	10.7%	317,159	13.3%
Retail	847,718	35.2%	852,320	35.6%
Other	43,777	1.8%	50,441	2.1%
Subtotal gross mortgage loans	2,408,067	100.0%	2,389,749	100.0%
Valuation allowance	-		-
Balance, end of year	$2,408,067		$2,389,749

During 2020, the minimum and maximum lending rates for mortgage loans were 3.0 percent and 4.8 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 65.1 percent. At December 31, 2020 and 2019, the Company did not hold any mortgages with overdue interest. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2020 and 2019.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company had no mortgage loan impairment allowance as of December 31, 2020 or 2019. Unpaid principal balances at December 31 are as follows:

	2020	2019
	Unpaid	Unpaid
	Principal	Principal
	Balance	Balance

Apartments	$557,111	$537,044
Industrial/warehouse	637,134	559,837
Medical office	64,309	72,948
Office	258,018	317,159
Retail	847,718	852,320
Other	43,777	50,441
Balance, end of year	$2,408,067	$2,389,749

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2020	2019

CM1 - highest quality	$2,300,576	$2,249,240
CM2 - high quality	104,191	136,928
CM3 - medium quality	1,727	1,929
CM4 - low medium quality	1,554	1,611
CM5 - low quality	-	-
Subtotal - CM category	2,408,048	2,389,708
Residential - not categorized	19	41
Valuation adjustment	-	-
Total	$2,408,067	$2,389,749

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2020 or 2019. The Company did not restructure any mortgage loans in 2020 or 2019.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. Through December 31, 2020, the Company modified 48 loans totaling $253,357 million or 10.5% of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2020. These modifications are within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request with constituting troubled debt restructuring if certain criteria are not met.

AUL had outstanding mortgage loan commitments of approximately $62,750 and $30,650 at December 31, 2020 and 2019, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2020, the fair value of derivative assets and liabilities were $100,971 and $73,937, respectively. As of December 31, 2019, the fair value of derivative assets and liabilities were $52,560 and $41,227, respectively. The change in unrealized gains and losses was ($1,413) and $2,770, net (loss)/gain recognized in 2020 and 2019, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $26,399 and $18,490 at December 31, 2020 and 2019, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $17,576 and $21,532 at December 31, 2020 and 2019, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2020		2019
	Notional	Fair Market	Notional	Fair Market
Purchased S&P 500 Call Options	$461,750	$80,972	$451,400	$51,486
Written S&P 500 Call Options	420,750	(62,716)	396,700	(33,962)
Credit Default Swaps	685,000	(7,085)	545,000	(6,615)
Credit Default Swaps Index	800,000	19,819	40,000	1,050
Foreign Currency Swaptions	68,471	(3,955)	40,970	(626)
U.S. Treasury Futures	-	-	8,500	(47)
Net Fair Market Value		$27,035		$11,286

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
				Gross
				Admitted and
				Nonadmitted
			Change	Restricted to
Restricted Asset Category	2020	2019	between years	Total

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$82,490	$77,942	$4,548	0.2%
On deposit with states	3,730	3,723	7	0.0%
Bonds held for the FHLBI collateral	600,122	345,532	254,590	1.7%
Bonds held for assumed reinsurance	123,353	138,769	(15,416)	0.3%
Mortgage loans held for the FHLBI collateral	2,180,340	2,173,544	6,796	6.1%
Collateral held under security lending agreement	657,363	250,082	407,281	1.8%
Total Restricted Assets	$3,647,398	$2,989,592	$657,806	10.2%

Securities Lending Transactions

The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The company held cash collateral at fair value in the amount of $657,438 and $250,146 as of December 31, 2020 and 2019, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Reinvested collateral assets as of December 31, 2020 are as follows:

	2020		2019
	Amortized	Fair	Amortized	Fair
Cash Collateral Reinvested:	Cost	Value	Cost	Value

Open	$56	$53	$(21)	$(24)
30 Days or Less	180,264	180,267	41,356	41,357
31 to 60 Days	49,073	49,078	32,317	32,322
61 to 90 Days	21,773	21,778	15,226	15,230
91 to 120 Days	27,467	27,472	11,279	11,280
121 to 180 Days	100,507	100,526	37,996	37,999
181 to 365 Days	241,193	241,221	68,395	68,405
1 to 2 Years	37,030	37,043	43,534	43,577
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	657,363	657,438	250,082	250,146
Securities Received	-	-	-	-
Total Collateral Reinvested	$657,363	$657,438	$250,082	$250,146

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2020 as follows:

	2020	2019
	Amortized	Amortized
Description of Collateral	Cost	Cost

Industrial and Miscellaneous Bonds	$25,030	$32,910
Certificates of Deposit	12,000	10,624
Total collateral extending beyond one year from of the reporting date	$37,030	$43,534

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2020 and 2019 are as follows:

Assets:	2020	2019
Bonds	$153,677	$109,727
Cash, Cash Equivalents, and Short Term	503,686	140,355
Total Securities Lending Collateral	$657,363	$250,082

Liabilities:
Securities Lending Cash Collateral	$657,363	$250,082

The Company does not have any transfers of receivables with recourse.

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $83,219 and $80,541 for investment properties and $60,036 and $57,425 for the home office at December 31, 2020 and 2019, respectively. Depreciation expense on real estate amounted to $6,578 and $5,676 in 2020 and 2019, respectively.

Income from real estate for 2020 and 2019 includes $6,556 and $6,065, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2020 or 2019.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,257,552 and $1,452,344 as of December 31, 2020 and 2019, respectively. The amount of the related reserve was $8,135 and $9,997 as of December 31, 2020 and 2019, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

These reserves consisted of the following at December 31:

	2020	2019
Life and accident and health reserves
Individual, group and credit life policies	$3,131,851	$2,984,262
Annuities and deposit administration funds	9,891,656	9,021,087
Accident and health and other reserves	1,693,377	1,639,995
Less reinsurance ceded	(2,089,706)	(2,117,105)
	$12,627,178	$11,528,239

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2020		2019
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,523,772	8.3%	$2,237,925	8.3%
At book value less surrender charges	521,859	1.7%	543,668	2.0%
At market value	18,517,900	61.1%	16,237,848	60.2%
	21,563,531	71.1%	19,019,441	70.5%
Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,135,075	13.7%	3,855,727	14.3%
Not subject to discretionary withdrawal	4,587,791	15.2%	4,068,533	15.2%

	$30,286,397	100.0%	$26,943,701	100.0%
Less reinsurance ceded	(4,092)		(1,825)

	$30,282,305		$26,941,876

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2020:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,410	$26,753	$-	$-	$-
Universal Life	96,275	96,194	99,118	-	-	-
Other Permanent Cash Value Life Insurance	-	1,945,247	2,278,265	-	-	-
Variable Universal Life	10,342	10,331	10,404	147,814	147,639	148,494

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	709,827	-	-	-
Accidental Death Benefits	-	-	148	-	-	-
Disability - Active Lives	-	-	10,622	-	-	-
Disability - Dasabled Lives	-	-	50,695	-	-	-
Miscellaneous Reserves	-	-	52,105	-	-	-

Total gross	$106,617	$2,074,182	$3,237,937	$147,814	$147,639	$148,494
Reinsurance Ceded	-	-	721,221	-	-	-
Total	$106,617	$2,074,182	$2,516,716	$147,814	$147,639	$148,494

Reconciliation of total life actuarial reserves at December 31, 2020

Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,434,946
Accidental Death Benefits	146
Disability - Active Lives	4,452
Disability - Disabled Lives	43,608
Miscellaneous Reserves	33,564
Subtotal	$2,516,716
Separate Accounts Annual Statement
Life Insurance	$148,494
Accident and health	-
Miscellaneous reserves	-
Subtotal	$148,494
Combined Total	$2,665,210

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2020		2019
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$7,853	$15,085	$8,759	$15,151
Ordinary renewal	65,363	57,652	58,729	49,779
Group life	4,308	4,308	3,969	3,969
Group annuity	(266)	(266)	212	212
	$77,258	$76,779	$71,669	$69,111

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $6,474 and $6,395 at December 31, 2020, and 2019, respectively. This represented 2.0 percent and 2.1 percent of the total net premiums written for group life and health in 2020 and 2019, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2020	2019
Product
Life insurance	$148,101	$134,765
Individual annuities	461,274	463,543
Group annuities	18,060,646	15,778,496
Total	$18,670,021	$16,376,804

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2020	2019
Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$2,764,526	$2,590,397
Transfers from separate accounts	3,128,473	2,835,066
Net separate account transfers as reported in the statements of operations	$(363,947)	$(244,669)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2020	2019

Premiums, considerations or deposits	$2,764,526	$2,590,397
Reserves at December 31
For accounts with assets at
Market value	$18,666,394	$16,372,841
Amortized cost	-	-
Total reserves	$18,666,394	$16,372,841
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	18,666,394	16,372,841
At book value without market value adjustment and with current surrender charge of less than 5%	-	-
	18,666,394	16,372,841
Not subject to discretionary withdrawal	-	-
Total	$18,666,394	$16,372,841

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

9.   Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2020	2019	2020	2019
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$68,809	$62,743
Service cost	-	-	1,294	1,203
Interest cost	-	-	1,953	2,401
Contribution by plan participants	-	-	1,442	1,513
Actuarial loss	-	-	6,103	5,875
Benefits paid	-	-	(4,919)	(4,926)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$74,682	$68,809

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

	Postretirement Benefits
	2020	2019
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,477	3,413
Plan participants’ contributions	1,442	1,513
Benefits paid	(4,919)	(4,926)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-
Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$57,942	$54,969
Liability for pension benefits	16,739	13,840
Total liabilities recognized	$74,681	$68,809
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,294	$1,203
Interest cost	1,953	2,401
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	601	(68)
Prior service cost or credit	102	283
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,950	$3,819

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior	$(8,788)	$(4,097)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	103	283
Net gain and loss arising during the period	(5,073)	(4,906)
Net gain and loss recognized or transferred to parent	601	(68)
Items not yet recognized as a component of net periodic cost - current year	$(13,157)	$(8,788)
Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	365	263
Net recognized gains and (losses)	(13,523)	(9,051)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2020	2019
Discount rate	3.35%	4.36%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2020	2019
Discount rate	2.58%	3.33%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3,848 to its other postretirement benefit plans in 2021.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $16,265 and $12,091 for 2020 and 2019, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2021	$3,848
2022	3,817
2023	3,825
2024	3,858
2025	3,827
Years 2026-2030	21,540

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4,622 and $4,380 for 2020 and 2019, respectively. As of December 31, 2020, the fair value of the plan assets was $435,993.

The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit sharing contribution for the 2020 plan year. During 2020, the Company contributed $1,422 in safe harbor matching contributions for the 2020 plan. As of December 31, 2020, the fair market value of the plan assets was $43,074.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7,562 and $7,636 for 2020 and 2019, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

		2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474
Increase in nonadmitted tax asset

		2019
	Ordinary	Capital	Total

Gross deferred tax assets	$138,001	$1,714	$139,715
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	138,001	1,714	139,715
Deferred tax asset nonadmitted	(31,509)	(297)	(31,806)
Subtotal net admitted deferred tax asset	106,493	1,417	107,910
Deferred tax liabilities	(45,610)	(3,806)	(49,416)
Net admitted deferred tax asset	$60,883	$(2,389)	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The admitted deferred tax asset is determined from the following components at December 31:

		2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$2,421	$2,421	$-	$569	$569
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	67,053	-	67,053	57,925	-	57,925
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	67,053	-	67,053	57,925	-	57,925
(ii)Adjusted gross deferred tax assets allowed per limitation	-	-	187,754	-	-	144,636
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	46,280	604	46,884	48,568	848	49,416
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$113,333	$3,025	$116,358	$106,493	$1,417	$107,910
Ratio percentage used to determine recovery period and threshold			1035%			820%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,403,321			$1,096,528

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$154,009	$5,413	$138,001	$1,714	$16,008	$3,699
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Net admitted adjusted gross DTAs	113,332	3,025	106,492	1,417	6,840	1,608
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	2.6%	0.0%	0.4%	0.0%	2.2%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2020	2019	Change
Gross deferred tax assets	$159,423	$139,715	$19,708
Deferred tax liabilities	(46,883)	(49,416)	2,533
Net deferred tax asset	112,540	90,299	22,241
Tax effect of unrealized gains	(455)	(5,532)	5,077
Net deferred income tax asset, excluding unrealized gains	$112,085	$95,831	$16,254

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2020	2019

Deferred tax assets
Policyholder reserves	$57,232	$54,202
Investments	2,073	-
Deferred acquisition costs	29,111	26,212
Policyholder dividend accrual	3,648	2,594
Fixed and amortizable assets	10,975	11,058
Compensation and benefits accrual	27,486	24,468
Receivables nonadmitted	9,966	7,646
Other	13,518	11,821
Ordinary deferred tax assets	154,009	138,001
Nonadmitted deferred tax assets	(40,677)	(31,508)
Admitted ordinary deferred tax assets	$113,332	$106,493
Capital
Investments	5,413	1,714
Nonadmitted	(2,388)	(297)
Admitted deferred tax assets	$116,357	$107,910
Deferred tax liabilities
Investments	$9,835	$8,831
Fixed assets	12,434	10,180
Deferred and uncollected premium	15,370	14,166
Policyholder reserves	8,521	10,174
Other	543	2,259
Ordinary deferred tax liabilities	46,703	45,610
Capital - investments	180	3,806
Deferred tax liabilities	46,883	49,416
Net admitted deferred tax asset	$69,474	$58,494

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2020	2019
Tax expense at the federal statutory rate	$1,102	$772
Tax preferenced investment income	(13,046)	(9,869)
Nondeductible expenses	456	951
Change in interest maintenance reserve	(347)	(354)
Change in nonadmitted assets	(4,189)	(4,085)
Elimination of statutory ceding commission amortization and capitalization	(1,022)	(898)
Provision to return adjustment	(31)	(983)
Change in pension liability	(916)	529
Tax sharing agreement	(769)	(1,477)
Other	(1,854)	108
	$(20,616)	$(15,306)

Federal and foreign income taxes incurred	$(4,362)	$1,635
Change in net deferred income taxes	(16,254)	(16,941)
Total statutory income tax benefit	$(20,616)	$(15,306)

Federal income tax-operating	$(5,913)	$(1,710)
Federal income tax-capital gains (losses)	1,551	3,345
Federal income tax incurred	$(4,362)	$1,635

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2020	$3,828
2019	$2,652
2018	$2,680

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2020	2019
Beginning of the year balance	$1,445	$1,445
Additions based on tax positions related to prior years	152	-
Deduction for Expiration of Federal Statute of Limitations	(273)	-
End of the year balance	$1,324	$1,445

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company’s consolidated federal income tax return is closed for all tax years up to and including 2016. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2020 and 2019, life reinsurance assumed was approximately 26 and 28 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 16 and 19 percent of gross life insurance premium income in 2020 and 2019, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2020 and 2019, respectively.

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2,000. For policies issued prior to 2019, the amount ceded was in excess of $500 to $1,000. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2020	2019
Reinsurance ceded on ordinary life in force	$57,316,394	$59,691,732
Reinsurance ceded on group and credit life in force	4,087,721	4,106,687
Life reinsurance premiums ceded	143,386	163,061
Accident and health reinsurance premiums ceded	53,828	52,942
Reinsurance recoveries	292,322	308,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2020 and 2019 by $2,089,706 and $2,117,105, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2020 and 2019 by $87,416 and $90,138, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2020, ceded reserves for life and accident and health insurance. Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best. The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2020, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2020 or 2019.

The Company did not commute any material ceded reinsurance in 2020 or 2019.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2020 and 2019 was $218,027 and $247,976, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2020 and 2019, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company’s consolidated financial condition, operating results or cash flows.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5,813 and $5,813 were approved and paid in 2020 and 2019, respectively. Total interest paid inception to date is $143,117.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2020 and 2019 would have been $1,453.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $131,807 in 2020.

The Company paid no dividends in 2020 or 2019. The Company received a capital contribution of $338,700 in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2019.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2020 is as follows:

Nonadmitted asset values	$(159,300)
Asset valuation reserve	$(135,464)
Net unrealized gain (losses)	$6,634
Reinsurance recoverables from unauthorized companies	$(45)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2019. During 2019, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2020 or 2019.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2020 and 2019, the carrying value of the FHLBI Class B common stock was $82,490 and $77,942, respectively. The carrying value of the FHLBI common stock approximates fair value.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

Funding Agreements associated with the FHLBI totaled $1,702,414 and $1,517,264 as of December 31, 2020 and 2019, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,703,386 and $1,518,809 at December 31, 2020 and 2019, respectively. Interest paid was $27,624 and $42,709 in 2020 and 2019, respectively.

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,869,873 and $2,550,810 at December 31, 2020 and 2019, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,892,536.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $11,275 at December 31, 2020.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595
Liabilities
Derivatives	$-	$69,800	$-	$69,800

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2019	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$17	$-	$79,290	$79,307
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	17	-	79,290	79,307
Derivatives	-	52,560	-	52,560
Separate account assets *	16,376,804	-	-	16,376,804
Total Assets	$16,376,821	$52,560	$79,290	$16,508,671
Liabilities
Derivatives	$-	$41,227	$-	$41,227

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2018	$80,740
Transfer into level 3	-
Transfer out of level 3	-
Total gains included in net income	631
Total gains included in surplus	(94)
Purchases	-
Issuances	-
Sales	(1,987)
Settlements	-
Ending Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains(losses) included in net income	-
Total gains(losses) included in surplus	(70)
Purchases	-
Issuances	-
Sales	4,548
Settlements	-
Ending Balance at December 31, 2020	$83,768

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

			2020			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust	384,950	384,950	-	384,950	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

			2019			Not Practicable
	Fair	Admitted				Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)

Assets
Bonds	11,418,242	$10,648,022	$24,056	$11,008,779	$385,407	$-	$-
Preferred stocks	2,120	2,000	-	2,120	-	-	-
Common stocks	79,307	79,307	17	-	79,290	-	-
Mortgage loans	2,410,142	2,389,749	-	-	2,410,142	-	-
Cash & cash equivalents	170,496	170,496	170,496	-	-	-	-
Contract loans	-	408,098	-	-	-	408,098	-
Derivatives	52,560	52,560	-	52,560	-	-	-
Other invested assets	233,994	222,772	-	63,229	170,765	-	-
Securities lending reinvested collateral assets	250,146	250,082	35,167	214,979	-	-	-
Corporate owned life insurance	362,213	362,213	-	362,213	-	-	-
Employee and agent trust	62	62	-	62	-	-	-
Separate account assets	16,376,804	16,376,804	16,376,804	-	-	-	-
Liabilities
Derivatives	41,227	41,227	-	41,227	-	-	-
Payable for securities lending	250,146	250,082	35,167	214,979	-	-	-
Funding agreements	1,528,456	1,518,809	-	-	1,528,456	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2020 and 2019

(In thousands)

18.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through March 25, 2021, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

For the Year Ended December 31, 2020

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$30,830
Other bonds (unaffiliated)	429,158
Preferred stocks (unaffiliated)	137
Common stocks (unaffiliated)	2,916
Common Stocks (affiliated)	1,500
Mortgage loans	107,433
Real estate	20,683
Premium notes, policy loans and liens	21,554
Cash and cash equivalents	498
Derivative Instruments	(6,898)
Other invested assets	16,266
Aggregate write-ins for investment income	1,151
Gross investment income	$625,228
Real estate owned—book value less encumbrances	$89,281
Mortgage loans—book value
Residential mortgages	$19
Commercial mortgages	2,408,048
Total mortgage loans	$2,408,067
Mortgage loans by standing—book value
Good standing	$2,408,067
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,408,067
Other long-term assets—statement value	$256,735
Common stock of parent, subsidiary, and affiliates—book value	$5,075
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$748,633
Over 1 year through 5 years	3,131,073
Over 5 years through 10 years	3,914,696
Over 10 years through 20 years	2,000,580
Over 20 years	2,327,172
No maturity date	46,738
Total by maturity	$12,168,892
Bonds by class—statement value
Class 1	$6,902,631
Class 2	4,705,551
Class 3	449,749
Class 4	92,219
Class 5	17,166
Class 6	1,576
Total by class	$12,168,892
Total bonds publicly traded	$6,787,032
Total bonds privately placed	$5,381,860

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$88,859
Short-term investments—book value	$-
Derivatives - statement value, net	$26,436
Cash (overdraft) on deposit	$200,906
Life insurance in force, net of reinsurance
Ordinary	$72,363,246
Credit life	$956
Group life	$61,642,395
Amount of accidental death insurance in force under ordinary policies	$21,854
Life insurance policies with disability provisions in force
Ordinary	$9,540,121
Group life	$35,425,604
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$20,254
Income payable	$240
Ordinary—involving life contingencies
Income payable	$204
Group—not involving life contingencies
Amount on deposit	$69
Annuities
Ordinary
Immediate—amount of income payable	$32,158
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,213,673
Group
Amount of income payable	$168,142
Fully paid account balance	$715,197
Not fully paid account balance	$4,619,607
Accident and health insurance—premiums in force
Ordinary	$49,713
Group	$181,672
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$8,122
Dividend accumulations—account balance	$39,680
Claim payments (by accident year)
Group accident and health
2020	$52,270
2019	$35,467
2018	$4,860
2017	$2,009
2016	$3,432
Prior	$8,781
Other accident and health
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2020	$-
2019	$-
2018	$-
2017	$-
2016	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2020

(In thousands)

The Company’s gross investment holdings as filed in the 2020 Annual Statement are $14,324,552.

					Admitted Assets as Reported
			Gross Investment Holdings		in the Annual Statement
						Securities
						Lending
				Percentage		Reinvested	Total	Percentage
				of Column 1		Collateral	(Col 3+4)	of Column 5
			Amount	Line 13	Amount	Amount	Amount	Line 1 3
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$1,096,827	6.680%	$1,096,827	-	$1,096,827	6.681%
	1.02	All Other Governments	89,310	0.544%	89,310	-	89,310	0.544%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	20,662	0.126%	20,662	-	20,662	0.126%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions,	2,289	0.014%	2,289	-	2,289	0.014%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-	552,575	3.366%	552,575	-	552,575	3.365%
	1.06	Industrial and Miscellaneous	10,310,932	62.800%	10,310,932	153,677	10,464,609	63.74%
	1.07	Hybrid Securities	49,559	0.302%	49,559	-	49,559	0.302%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	46,738	0.285%	46,738	-	46,738	0.284%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	12,168,892	74.117%	12,168,892	153,677	12,322,569	75.056%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	16	0.000%	16	-	16	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	83,768	0.510%	83,768	-	83,768	0.510%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	5,075	0.031%	5,075	-	5,075	0.031%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	88,859	0.541%	88,859	-	88,859	0.541%
4.	Mortgage Loans (Schedule B):3.5 Mutual Funds					-
	4.01	Farm Mortgages	-	0.000%	-	-	-	0.000%
	4.02	Residential Mortgages	19	0.000%	19	-	19	0.000%
	4.03	Commercial Mortgages	2,408,047	14.667%	2,408,047	-	2,408,047	14.667%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total Mortgage Loans	2,408,066	14.667%	2,408,066	-	2,408,066	14.667%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	74,362	0.453%	74,362	-	74,362	0.453%
	5.02	Properties Held for Production of Income	14,919	0.091%	14,919	-	14,919	0.091%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	89,281	0.544%	89,281	-	89,281	0.544%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	200,906	1.224%	200,906	199,359	400,265	2.438%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	118,155	118,155	0.719%
	6.03	Short-Term Investments (Schedule DA)	-	0.000%	-	186,172	186,172	1.134%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	200,906	1.224%	200,906	503,686	704,592	4.291%
7.	Contract Loans		441,012	2.686%	441,012	-	441,012	2.686%
8.	Derivatives (Schedule DB)		100,790	0.614%	100,790	-	100,790	0.614%
9.	Other Invested Assets (Schedule BA)		257,476	1.568%	256,734	-	256,734	1.564%
10.	Receivables for Securities		4,044	0.025%	4,044	-	4,044	0.025%
11.	Securities Lending (Schedule DL, Part 1)		657,363	4.004%	657,363	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$16,418,688	100.000%	$16,417,947	$657,363	$16,417,947	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories

As of and for the Year Ended December 31, 2020

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement.	$17,157,378

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$82,490	0.5%
2.02	AMERICAN WATER WORKS COMPANY INC	71,079	0.4%
2.03	RAYTHEON TECHNOLOGIES CORPORATION	55,781	0.3%
2.04	NEXTERA ENERGY INC	46,560	0.3%
2.05	ANHEUSER BUSCH INBEV NV	46,037	0.3%
2.06	XCEL ENERGY INC	44,394	0.3%
2.07	COMCAST CORPORATION	43,575	0.3%
2.08	ALLIANT ENERGY CORP	43,247	0.3%
2.09	BAE SYSTEMS PLC	42,519	0.2%
2.10	WELLS FARGO & COMPANY	42,500	0.2%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,902,631	40.2%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,705,551	27.4%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	449,749	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	92,219	0.5%	P/RP – 4	-	0.0%
3.05 NAIC – 5	17,166	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	1,576	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [   ] No [X]

4.01	Total admitted assets held in foreign investments	$1,801,373	10.5%
4.02	Foreign-currency-denominated investments	73,025	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$1,700,362	9.9%
5.02	Countries rated NAIC-2	93,723	0.5%
5.03	Countries rated NAIC-3 or below	7,288	0.0%

6.       Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country: Cayman Islands	$500,353	2.9%
6.02	Country: Australia	402,190	2.3%

	Countries rated NAIC-2
6.03	Country: Mexico	$38,443	0.2%
6.04	Country: Indonesia	9,016	0.0%

	Countries rated NAIC-3 or below
6.05	Country: Paraguay	$2,008	0.0%
6.06	Country: Guatemala	2,001	0.0%

			Percentage of Total
		Amount	Admitted Assets

7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmnetal) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$38,706	0.2%
10.02	ROYAL DUTCH SHELL PLC	38,393	0.2%
10.03	INVESCO LTD	33,480	0.2%
10.04	KEMBLE WATER HOLDINGS LTD	32,000	0.2%
10.05	SIEMENS AG	31,449	0.2%
10.06	BAE SYSTEMS PLC	27,747	0.2%
10.07	CSL LTD	27,345	0.2%
10.08	PERNOD-RICARD SA	24,372	0.1%
10.09	MACQUARIE GROUP LTD	22,427	0.1%
10.10	DEXUS DIVERSIFIED TRUST	22,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?  Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Maranon SRF	$65,922	$65,922	$-
14.07	iShares IG Corporate Bond ETF	36,500	36,500	-
14.08	Barings	32,692	32,692	-
14.09	Pinebridge Private Credit	21,816	21,816	-
14.10	Golub Pearls	15,120	15,200	-
14.11	HGGC	13,540	13,540	-
14.12	KKR Eagle	12,893	12,893	-
14.13	Blackstone Diversified Alts	12,800	12,800	-
14.14	CVC US Direct Lending	10,822	10,822	-
14.15	Dover Street	10,190	10,190	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets

16.02	Commerical	$28,629	0.2%
16.03	Commerical	28,119	0.2%
16.04	Commerical	26,000	0.2%
16.05	Commerical	26,000	0.2%
16.06	Commerical	25,190	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,948	0.1%
16.09	Commerical	22,924	0.1%
16.10	Commerical	22,278	0.1%
16.11	Commerical	22,205	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
	Percentage of Total		Percentage of Total		Percentage of Total
		Admitted		Admitted		Admitted
Loan-to Value	Amount	Assets	Amount	Assets	Amount	Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	19	0.0%	2,408,047	14.0%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interragatories, Continued

As of and for the Year Ended December 31, 2020

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Securities lending (do not include assets
held as collateral for such transactions)	$6,321,302	36.8%	$5,247,147	$5,414,891	$6,046,237
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$800,000	4.7%	$22,300	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
			1st Qtr	2nd Qtr	3rd Qtr
		Admitted	Amount	Amount	Amount
	Amount	Asset	(unaudited)	(unaudited)	(unaudited)

Hedging	$-	0.0%	$355	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance

Disclosures For the Year Ended December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: _________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.            Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.     Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.     Provisions that permit settlements to be made less frequently than quarterly;

c.     Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.     The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, Continued

For the Year Ended December 31, 2020

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

American United Life Insurance Company
Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment
Schedule, Supplemental Investment Risk Interragatories and Supplemental Schedule of
Reinsurance Disclosures

For the Year Ended December 31, 2020

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Unit Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Unit Trust indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Unit Trust as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Value Portfolio A Class - 04-377 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 04-861 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 04-378 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 04-825 (1)
Alger Large Cap Growth Portfolio I-2 Class - 04-500 (1)	Invesco V.I. Health Care Fund Series I Class - 04-815 (1)
Alger Small Cap Growth Portfolio I-2 Class - 04-515 (1)	Invesco V.I. High Yield Fund Series I Class - 04-830 (1)
American Century VP Capital Appreciation Fund I Class - 04-410 (1)	Invesco V.I. International Growth Fund Series II Class - 04-827 (1)
American Century VP Income & Growth Fund I Class - 04-425 (1)	Invesco V.I. Managed Volatility Fund Series I Class - 04-820 (1)
American Century VP International Fund I Class - 04-420 (1)	Janus Henderson Balanced Portfolio Service Class - 04-611 (1)
American Century VP Mid Cap Value Fund II Class - 04-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607 (1)
American Century VP Ultra Fund I Class - 04-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 04-602 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646 (1)	Janus Henderson Global Research Portfolio Institutional Class - 04-606 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 04-259 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645 (1)	Janus Henderson Overseas Portfolio Service Class - 04-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 04-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Fidelity VIP Asset Manager Portfolio Initial Class - 04-230 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 04-875 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 04-245 (1)	Pioneer Bond VCT Portfolio I Class - 04-CPG (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205 (1)	Pioneer Equity Income VCT Portfolio I Class - 04-CPF (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162 (1)	Pioneer Equity Income VCT Portfolio II Class - 04-598 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161 (1)	Pioneer Fund VCT Portfolio I Class - 04-596 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158 (1)	Royce Capital Small-Cap Portfolio Investor Class - 04-750 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157 (1)	T. Rowe Price Blue Chip Growth Portfolio - 04-124 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164 (1)	T. Rowe Price Equity Income Portfolio - 04-580 (1)
Fidelity VIP Growth Portfolio Initial Class - 04-210 (1)	T. Rowe Price Limited-Term Bond Portfolio - 04-585 (1)
Fidelity VIP High Income Portfolio Initial Class - 04-215 (1)	Templeton Foreign VIP Fund 2 Class - 04-909 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 04-225 (1)	Templeton Global Bond VIP Fund 1 Class - 04-907 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941 (1)	Timothy Plan Conservative Growth Variable - 04-126 (1)
Fidelity VIP Overseas Portfolio Initial Class - 04-220 (1)	Vanguard VIF Diversified Value Portfolio - 04-190 (1)
Franklin Allocation VIP Fund 1 Class - 04-908 (1)	Vanguard VIF Mid-Cap Index Portfolio - 04-118 (1)
Franklin Small Cap Value VIP Fund 1 Class - 04-906 (1)	Vanguard VIF Small Company Growth Portfolio - 04-119 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK (1)	Vanguard VIF Total Bond Market Index Portfolio - 04-121 (1)
Invesco V.I. Core Equity Fund Series II Class - 04-826 (1)

(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020, statements of changes in net assets for the years ended December 31, 2020 and 2019, and financial highlights for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016

Basis for Opinion

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2021

We have served as the auditor of one or more of the subaccounts of AUL American Individual Unit Trust since 1995.

Statement of Additional Information for

IVA –
AUL American Individual Unit Trust Individual Variable Annuity Contracts

Products and financial services provided by:
American United Life Insurance Company®
a OneAmerica® company
P.O. Box 368, Indianapolis, Indiana 46206-03681- 317-285-1877

May 1, 2021

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2021

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square

Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

TABLE OF CONTENTS

Description

GENERAL INFORMATION AND HISTORY

DISTRIBUTION OF CONTRACTS

CUSTODY OF ASSETS

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
Employee Benefit Plans
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Deferred Annuities

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the “Variable Account”), see the section entitled Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts.

OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker- dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (FINRA).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated investment company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408

Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs. Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump- sum payment or annuity payments under an elected

Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $19,500 for 2020. The limit may be reduced by salary reduction

Premiums to another type of retirement plan. A Contract Owner with at least fifteen(15) years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee’s gross income in a given year. The Section 415(c) limit is the lesser of (a) $57,000, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.

Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 per year and thereafter or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits. Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program,the limit applies to contributions to all such programs.

The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free. The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the participant’s investment in the Contract by the expected return for Non- Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of a participant’s annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula. The maximum annual benefit any participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)	the Contract Owner has attained age 59 1/2;

(b)	the Contract Owner has died; or

(c)	the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

No dealer, salesman or any other person is authorized by the AUL American Individual Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

AUL AMERICAN INDIVIDUAL UNIT TRUST

Individual Variable Annuity Contracts

Sold By

AMERICAN UNITED LIFE

INSURANCE COMPANY®

One American Square

Indianapolis, Indiana 46206-0368

STATEMENT OF ADDITIONAL INFORMATION

Dated: May 1, 2021